Wilshire Income Opportunities Fund
Schedule of Investments
March 31, 2025 (Unaudited)

CORPORATE BONDS - 31.4%		Par		Value
Basic Materials - 2.0%
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/2028 (Callable 09/01/2028)		$200,000		$187,460
ArcelorMittal SA, 6.00%, 06/17/2034 (Callable 03/17/2034)		36,000		36,812
Aris Mining Corp., 8.00%, 10/31/2029 (Callable 10/31/2026) (a)		200,000		202,750
Braskem Netherlands Finance BV
4.50%, 01/31/2030 (Callable 10/31/2029)		200,000		172,000
5.88%, 01/31/2050 (a)		200,000		139,000
CAP SA, 3.90%, 04/27/2031 (Callable 01/27/2031) (b)		200,000		164,250
Celanese US Holdings LLC
6.50%, 04/15/2030 (Callable 04/15/2027)		5,000		4,965
6.75%, 04/15/2033 (Callable 04/15/2028)		5,000		4,859
CF Industries, Inc., 5.38%, 03/15/2044		39,000		35,559
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027 (Callable 05/02/2025)		85,000		84,256
6.75%, 04/15/2030 (Callable 04/15/2026) (a)		324,000		312,660
4.88%, 03/01/2031 (Callable 03/01/2026) (a)		46,000		40,020
7.38%, 05/01/2033 (Callable 05/01/2028) (a)		215,000		206,400
Corp. Nacional del Cobre de Chile
5.13%, 02/02/2033 (Callable 11/02/2032)		200,000		193,164
6.44%, 01/26/2036 (Callable 10/26/2035) (a)		200,000		207,900
CSN Resources SA, 5.88%, 04/08/2032 (Callable 04/08/2027)		200,000		163,500
Freeport-McMoRan, Inc.
4.63%, 08/01/2030 (Callable 08/01/2025)		40,000		39,006
5.40%, 11/14/2034 (Callable 05/14/2034)		95,000		95,212
5.45%, 03/15/2043 (Callable 09/15/2042)		400,000		374,293
Glencore Funding LLC, 5.37%, 04/04/2029 (Callable 03/04/2029) (a)		64,000		64,976
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/2029 (Callable 02/15/2029)		200,000		207,200
Hudbay Minerals, Inc., 4.50%, 04/01/2026 (Callable 05/02/2025) (a)		110,000		107,800
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028 (Callable 05/02/2025) (a)		30,000		29,888
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT, 4.75%, 05/15/2025 (Callable 05/02/2025) (a)		225,000		224,959
Novelis Corp.
3.25%, 11/15/2026 (Callable 05/02/2025) (a)		85,000		82,025
3.88%, 08/15/2031 (Callable 08/15/2026) (a)		25,000		21,687
Novelis, Inc., 6.88%, 01/30/2030 (Callable 01/30/2027) (a)		10,000		10,088
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.00%, 01/27/2030 (Callable 05/02/2025) (a)		25,000		23,072
OCP SA, 6.75%, 05/02/2034 (Callable 02/02/2034)		200,000		205,279
Olin Corp., 6.63%, 04/01/2033 (Callable 04/01/2028) (a)		10,000		9,712
Rio Tinto Finance USA PLC, 5.75%, 03/14/2055 (Callable 09/14/2054)		21,000		21,022
Vale Overseas Ltd., 6.40%, 06/28/2054 (Callable 12/28/2053)		31,000		30,538
WR Grace Holdings LLC, 5.63%, 08/15/2029 (Callable 05/02/2025) (a)		20,000		17,175
				3,719,487

Communications - 2.0%
AT&T, Inc., 3.50%, 09/15/2053 (Callable 03/15/2053)		94,000		63,893
Bell Telephone Co. of Canada or Bell Canada, 6.88% to 09/15/2030 then 5 yr. CMT Rate + 2.39%, 09/15/2055 (Callable 06/15/2030)		22,000		22,144
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026 (Callable 05/02/2025) (a)		85,000		84,681
5.13%, 05/01/2027 (Callable 05/02/2025) (a)		15,000		14,719
4.75%, 03/01/2030 (Callable 05/02/2025) (a)		25,000		23,125
4.75%, 02/01/2032 (Callable 02/01/2027) (a)		25,000		22,125
4.25%, 01/15/2034 (Callable 01/15/2028) (a)		25,000		20,563
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 04/01/2031 (Callable 01/01/2031)		35,000		30,267
5.75%, 04/01/2048 (Callable 10/01/2047)		90,000		77,430
5.13%, 07/01/2049 (Callable 01/01/2049)		265,000		209,277
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/2029 (Callable 05/02/2025) (a)		15,000		12,375
CommScope LLC, 9.50%, 12/15/2031 (Callable 06/15/2026) (a)		15,000		15,375
Consolidated Communications, Inc., 5.00%, 10/01/2028 (Callable 04/12/2025) (a)		20,000		18,675
Digicel Group Holdings Ltd., 0.00%, 12/31/2030 (a)(c)(d)		131,130		5,296
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (Callable 05/02/2025) (a)		40,000		38,700
DISH DBS Corp.
5.75%, 12/01/2028 (Callable 12/01/2027) (a)		20,000		16,750
5.13%, 06/01/2029		5,000		3,250
EchoStar Corp., 10.75%, 11/30/2029 (Callable 11/30/2026)		10,000		10,487
Expedia Group, Inc.
3.80%, 02/15/2028 (Callable 11/15/2027)		68,000		66,298
5.40%, 02/15/2035 (Callable 11/15/2034)		44,000		43,733
GCI LLC, 4.75%, 10/15/2028 (Callable 04/17/2025) (a)		25,000		23,031
Gray Television, Inc., 10.50%, 07/15/2029 (Callable 07/15/2026) (a)		15,000		15,544
Level 3 Financing, Inc.
10.50%, 04/15/2029 (Callable 03/22/2027) (a)		25,000		27,625
4.50%, 04/01/2030 (Callable 03/22/2026) (a)		15,000		12,019
Match Group Holdings II LLC
4.63%, 06/01/2028 (Callable 05/02/2025) (a)		25,000		23,906
4.13%, 08/01/2030 (Callable 05/02/2025) (a)		60,000		53,625
McGraw-Hill Education, Inc.
5.75%, 08/01/2028 (Callable 05/02/2025) (a)		20,000		19,450
7.38%, 09/01/2031 (Callable 09/01/2027) (a)		5,000		5,025
Meta Platforms, Inc.
4.75%, 08/15/2034 (Callable 05/15/2034)		50,000		49,573
5.40%, 08/15/2054 (Callable 02/15/2054)		171,000		167,329
5.55%, 08/15/2064 (Callable 02/15/2064)		100,000		98,076
Netflix, Inc.
5.88%, 11/15/2028		15,000		15,616
5.40%, 08/15/2054 (Callable 02/15/2054)		50,000		48,962
News Corp., 3.88%, 05/15/2029 (Callable 04/12/2025) (a)		280,000		262,270
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.63%, 03/15/2030 (Callable 05/02/2025) (a)		25,000		22,812
Paramount Global, 6.38% to 03/30/2027 then 5 yr. CMT Rate + 4.00%, 03/30/2062 (Callable 03/30/2027)		76,000		73,757
Sirius XM Radio LLC
3.13%, 09/01/2026 (Callable 05/02/2025) (a)		85,000		82,131
5.00%, 08/01/2027 (Callable 05/02/2025) (a)		25,000		24,312
4.13%, 07/01/2030 (Callable 07/01/2025) (a)		235,000		207,975
Stagwell Global LLC, 5.63%, 08/15/2029 (Callable 05/02/2025) (a)		25,000		23,750
T-Mobile USA, Inc.
2.88%, 02/15/2031 (Callable 02/15/2026)		50,000		44,987
3.50%, 04/15/2031 (Callable 04/15/2026)		155,000		143,255
2.70%, 03/15/2032 (Callable 12/15/2031)		90,000		77,854
5.50%, 01/15/2055 (Callable 07/15/2054)		37,000		35,019
5.25%, 06/15/2055 (Callable 12/15/2054)		24,000		22,018
5.88%, 11/15/2055 (Callable 05/15/2055)		19,000		19,122
Uber Technologies, Inc., 4.80%, 09/15/2034 (Callable 06/15/2034)		177,000		171,482
Univision Communications, Inc.
6.63%, 06/01/2027 (Callable 04/12/2025) (a)		110,000		108,488
7.38%, 06/30/2030 (Callable 06/30/2025) (a)		15,000		14,325
VeriSign, Inc., 5.25%, 06/01/2032 (Callable 04/01/2032)		45,000		45,279
Videotron Ltd., 5.70%, 01/15/2035 (Callable 10/15/2034) (a)		37,000		37,087
Virgin Media Finance PLC, 5.00%, 07/15/2030 (Callable 07/15/2025) (a)(b)		200,000		173,108
Virgin Media Secured Finance PLC
5.50%, 05/15/2029 (Callable 04/12/2025) (a)		276,000		261,175
4.50%, 08/15/2030 (Callable 08/15/2025) (a)		100,000		88,250
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031 (Callable 01/31/2026) (a)		215,000		188,441
5.63%, 04/15/2032 (Callable 04/15/2027) (a)	EUR	150,000		159,646
Wayfair LLC, 7.25%, 10/31/2029 (Callable 10/31/2026) (a)		15,000		14,325
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (Callable 10/01/2027) (a)		10,000		10,175
				3,669,987

Consumer, Cyclical - 3.3%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028 (Callable 05/02/2025) (a)		167,000		159,276
3.50%, 02/15/2029 (Callable 04/12/2025) (a)		191,000		175,959
Adient Global Holdings Ltd., 8.25%, 04/15/2031 (Callable 04/15/2026) (a)		25,000		24,232
Allison Transmission, Inc., 5.88%, 06/01/2029 (Callable 05/02/2025) (a)		25,000		24,844
American Airlines, Inc., 8.50%, 05/15/2029 (Callable 11/15/2025) (a)		30,000		30,375
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026 (a)		10,417		10,365
5.75%, 04/20/2029 (a)		300,000		292,875
AutoNation, Inc., 5.89%, 03/15/2035 (Callable 12/15/2034)		31,000		30,940
BCPE Empire Holdings, Inc., 7.63%, 05/01/2027 (Callable 05/02/2025) (a)		50,000		49,125
Caesars Entertainment, Inc.
6.50%, 02/15/2032 (Callable 02/15/2027) (a)		25,000		24,812
6.00%, 10/15/2032 (Callable 10/15/2027) (a)		40,000		37,350
Carnival Corp.
5.75%, 01/15/2030 (Callable 10/15/2029) (a)	EUR	100,000		114,280
6.13%, 02/15/2033 (Callable 02/15/2028) (a)		13,000		12,838
Carvana Co.
9.00% (includes 12.00% PIK), 12/01/2028 (Callable 04/12/2025) (a)		12,890		13,228
9.00% (includes 13.00% PIK), 06/01/2030 (Callable 08/15/2025) (a)		5,000		5,288
CCM Merger, Inc., 6.38%, 05/01/2026 (Callable 05/02/2025) (a)		25,000		24,937
Cinemark USA, Inc., 7.00%, 08/01/2032 (Callable 08/01/2027) (a)		25,000		25,188
Clarios Global LP / Clarios US Finance Co., 6.75%, 02/15/2030 (Callable 02/15/2027) (a)		30,000		30,225
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032 (Callable 05/15/2027) (a)		15,000		15,450
Dealer Tire LLC / DT Issuer LLC, 8.00%, 02/01/2028 (Callable 05/02/2025) (a)		15,000		14,606
Delta Air Lines 2020-1 Class A Pass Through Trust, 2.50%, 06/10/2028		59,338		55,798
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/2029 (Callable 05/02/2025) (a)		15,000		11,400
DR Horton, Inc., 5.00%, 10/15/2034 (Callable 07/15/2034)		36,000		35,026
Dream Finders Homes, Inc., 8.25%, 08/15/2028 (Callable 08/15/2025) (a)		25,000		25,844
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030 (Callable 05/02/2025) (a)		20,000		17,300
Ford Motor Co., 3.25%, 02/12/2032 (Callable 11/12/2031)		770,000		634,657
Ford Motor Credit Co. LLC, 5.63%, 10/09/2028	GBP	200,000		255,062
Foundation Building Materials, Inc., 6.00%, 03/01/2029 (Callable 05/02/2025) (a)		25,000		20,344
Full House Resorts, Inc., 8.25%, 02/15/2028 (Callable 04/17/2025) (a)		15,000		14,775
Gap, Inc., 3.88%, 10/01/2031 (Callable 10/01/2026) (a)		25,000		21,500
Gates Corp./DE, 6.88%, 07/01/2029 (Callable 07/01/2026) (a)		25,000		25,344
General Motors Financial Co., Inc.
6.50% to 09/30/2028 then 3 mo. LIBOR US + 3.44%, Perpetual (Callable 09/30/2028) (e)		52,000		50,375
5.70% to 09/30/2030 then 5 yr. CMT Rate + 5.00%, Perpetual (Callable 09/30/2030)		114,000		108,585
5.63%, 04/04/2032 (Callable 02/04/2032)		23,000		22,754
Genuine Parts Co., 4.95%, 08/15/2029 (Callable 07/15/2029)		65,000		65,145
Group 1 Automotive, Inc., 6.38%, 01/15/2030 (Callable 07/15/2026) (a)		25,000		25,000
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030 (Callable 04/12/2025)		160,000		154,400
3.63%, 02/15/2032 (Callable 08/15/2026) (a)		100,000		87,625
Hyatt Hotels Corp., 5.25%, 06/30/2029 (Callable 05/30/2029)		63,000		63,650
Hyundai Capital America, 5.30%, 01/08/2029 (Callable 12/08/2028) (a)		65,000		65,572
InRetail Consumer, 3.25%, 03/22/2028 (Callable 01/22/2028)		200,000		189,076
Installed Building Products, Inc., 5.75%, 02/01/2028 (Callable 04/17/2025) (a)		25,000		24,656
Interface, Inc., 5.50%, 12/01/2028 (Callable 04/17/2025) (a)		25,000		24,250
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 09/20/2031 (Callable 08/27/2027) (a)		105,000		103,425
Life Time, Inc., 6.00%, 11/15/2031 (Callable 11/15/2027) (a)		35,000		34,825
Light & Wonder International, Inc., 7.25%, 11/15/2029 (Callable 04/17/2025) (a)		25,000		25,187
Lithia Motors, Inc., 4.38%, 01/15/2031 (Callable 10/15/2025) (a)		25,000		22,625
Lowe's Cos., Inc., 5.63%, 04/15/2053 (Callable 10/15/2052)		21,000		20,163
M/I Homes, Inc., 3.95%, 02/15/2030 (Callable 08/15/2029)		25,000		22,687
Macy's Retail Holdings LLC, 6.13%, 03/15/2032 (Callable 03/15/2027) (a)		25,000		22,750
Marriott International, Inc./MD, 5.30%, 05/15/2034 (Callable 02/15/2034)		73,000		72,837
Mattamy Group Corp., 4.63%, 03/01/2030 (Callable 05/02/2025) (a)		20,000		18,369
McDonald's Corp., 5.45%, 08/14/2053 (Callable 02/14/2053)		32,000		30,840
Meritage Homes Corp., 5.65%, 03/15/2035 (Callable 12/15/2034)		21,000		20,824
MGM Resorts International
5.50%, 04/15/2027 (Callable 01/15/2027)		85,000		84,044
4.75%, 10/15/2028 (Callable 07/15/2028)		45,000		43,200
Michaels Cos., Inc.
5.25%, 05/01/2028 (Callable 04/12/2025) (a)		35,000		23,975
7.88%, 05/01/2029 (Callable 04/12/2025) (a)		10,000		5,250
NCL Corp. Ltd.
5.88%, 02/15/2027 (Callable 04/12/2025) (a)		85,000		84,788
6.75%, 02/01/2032 (Callable 02/01/2028) (a)		120,000		118,500
O'Reilly Automotive, Inc., 5.00%, 08/19/2034 (Callable 05/19/2034)		35,000		34,296
Raising Cane's Restaurants LLC, 9.38%, 05/01/2029 (Callable 11/01/2025) (a)		25,000		26,531
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp., 6.63%, 02/01/2033 (Callable 02/01/2028) (a)		45,000		44,325
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (Callable 01/01/2026) (a)		85,000		83,406
5.38%, 07/15/2027 (Callable 10/15/2026) (a)		95,000		94,525
6.00%, 02/01/2033 (Callable 08/01/2027) (a)		215,000		214,463
Sabre GLBL, Inc.
8.63%, 06/01/2027 (Callable 05/02/2025) (a)		7,000		6,904
10.75%, 11/15/2029 (Callable 11/15/2025) (a)		18,000		18,157
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 03/01/2032 (Callable 03/01/2027)		25,000		25,000
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030 (Callable 05/02/2025) (a)		40,000		37,650
Six Flags Entertainment Corp., 7.25%, 05/15/2031 (Callable 05/15/2026) (a)		30,000		30,075
Staples, Inc., 10.75%, 09/01/2029 (Callable 09/01/2026) (a)		15,000		13,519
Station Casinos LLC, 4.50%, 02/15/2028 (Callable 05/02/2025) (a)		25,000		23,875
Tempur Sealy International, Inc., 3.88%, 10/15/2031 (Callable 10/15/2026) (a)		25,000		21,844
Travel + Leisure Co., 4.50%, 12/01/2029 (Callable 09/01/2029) (a)		170,000		158,525
United Airlines, Inc.
4.38%, 04/15/2026 (Callable 10/15/2025) (a)		85,000		83,691
4.63%, 04/15/2029 (Callable 10/15/2028) (a)		50,000		47,277
Victra Holdings LLC / Victra Finance Corp., 8.75%, 09/15/2029 (Callable 09/15/2026) (a)		25,000		25,688
Viking Cruises Ltd., 5.88%, 09/15/2027 (Callable 05/02/2025) (a)		25,000		24,750
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.38%, 02/01/2030 (Callable 05/02/2025) (a)		25,000		21,913
William Carter Co., 5.63%, 03/15/2027 (Callable 05/02/2025) (a)		110,000		108,762
WMG Acquisition Corp., 3.00%, 02/15/2031 (Callable 02/15/2026) (a)(b)		305,000		272,402
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027 (Callable 02/15/2027) (a)		25,000		24,625
Yum! Brands, Inc.
4.75%, 01/15/2030 (Callable 10/15/2029) (a)		292,000		281,780
3.63%, 03/15/2031 (Callable 12/15/2030)		325,000		290,063
4.63%, 01/31/2032 (Callable 10/01/2026)		125,000		116,406
				5,999,072

Consumer, Non-cyclical - 3.9%
1375209 BC Ltd., 9.00%, 01/30/2028 (Callable 04/08/2025) (a)		3,000		2,996
AbbVie, Inc., 4.70%, 05/14/2045 (Callable 11/14/2044)		68,000		61,438
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028 (Callable 05/02/2025) (a)		25,000		24,125
Adani International Container Terminal Pvt Ltd., 3.00%, 02/16/2031 (Callable 08/18/2030)		160,000		136,784
Adani Ports & Special Economic Zone Ltd., 3.10%, 02/02/2031		200,000		160,636
AdaptHealth LLC, 5.13%, 03/01/2030 (Callable 04/12/2025) (a)		20,000		18,125
AHP Health Partners, Inc., 5.75%, 07/15/2029 (Callable 05/02/2025) (a)		25,000		23,125
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.63%, 01/15/2027 (Callable 05/02/2025) (a)		85,000		83,512
3.50%, 03/15/2029 (Callable 05/02/2025) (a)		25,000		22,906
Allergan Funding SCS, 2.63%, 11/15/2028 (Callable 08/15/2028)	EUR	100,000		103,726
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (Callable 02/15/2027) (a)		40,000		40,400
Alta Equipment Group, Inc., 9.00%, 06/01/2029 (Callable 06/01/2026) (a)		25,000		21,813
Amgen, Inc., 5.75%, 03/02/2063 (Callable 09/02/2062)		66,000		63,910
APi Group DE, Inc., 4.75%, 10/15/2029 (Callable 05/02/2025) (a)		25,000		23,125
BAT Capital Corp., 4.54%, 08/15/2047 (Callable 02/15/2047)		32,000		25,515
Bausch + Lomb Corp., 8.38%, 10/01/2028 (Callable 10/01/2025) (a)		40,000		41,200
Bausch Health Cos., Inc.
6.13%, 02/01/2027 (Callable 04/08/2025) (a)		15,000		15,206
5.25%, 01/30/2030 (Callable 04/17/2025) (a)		10,000		5,875
14.00%, 10/15/2030 (Callable 10/15/2025) (a)		1,000		952
Becle SAB de CV, 2.50%, 10/14/2031 (Callable 07/14/2031) (a)		205,000		165,789
Bimbo Bakeries USA, Inc., 5.38%, 01/09/2036 (Callable 10/09/2035) (a)		200,000		197,547
Brink's Co.
6.50%, 06/15/2029 (Callable 06/15/2026) (a)		20,000		20,275
6.75%, 06/15/2032 (Callable 06/15/2027) (a)		20,000		20,225
Bunge Ltd. Finance Corp., 4.65%, 09/17/2034 (Callable 06/17/2034)		44,000		42,521
Cardinal Health, Inc.
4.60%, 03/15/2043		35,000		30,071
4.50%, 11/15/2044 (Callable 05/15/2044)		5,000		4,189
Centene Corp.
4.63%, 12/15/2029 (Callable 05/02/2025)		45,000		42,919
3.38%, 02/15/2030 (Callable 04/17/2025)		230,000		207,000
3.00%, 10/15/2030 (Callable 07/15/2030)		210,000		183,225
2.50%, 03/01/2031 (Callable 12/01/2030)		260,000		218,818
CHS/Community Health Systems, Inc.
6.00%, 01/15/2029 (Callable 04/17/2025) (a)		25,000		22,000
5.25%, 05/15/2030 (Callable 05/15/2025) (a)		25,000		20,469
Coca-Cola Co., 5.20%, 01/14/2055 (Callable 07/14/2054)		80,000		77,104
CPI CG, Inc., 10.00%, 07/15/2029 (Callable 07/15/2026) (a)		25,000		26,563
Darling Ingredients, Inc., 6.00%, 06/15/2030 (Callable 06/15/2025) (a)		255,000		253,087
DaVita, Inc., 4.63%, 06/01/2030 (Callable 06/01/2025) (a)		25,000		22,938
Dcli Bidco LLC, 7.75%, 11/15/2029 (Callable 11/15/2026) (a)		15,000		15,450
Element Fleet Management Corp., 5.04%, 03/25/2030 (Callable 02/25/2030) (a)		30,000		30,113
Elevance Health, Inc., 4.55%, 05/15/2052 (Callable 11/15/2051)		25,000		20,500
Encompass Health Corp., 4.75%, 02/01/2030 (Callable 05/02/2025)		25,000		24,031
Fiesta Purchaser, Inc., 7.88%, 03/01/2031 (Callable 03/01/2027) (a)		25,000		25,750
Flowers Foods, Inc., 5.75%, 03/15/2035 (Callable 12/15/2034)		36,000		36,213
Garda World Security Corp.
4.63%, 02/15/2027 (Callable 05/02/2025) (a)		85,000		82,769
6.00%, 06/01/2029 (Callable 05/02/2025) (a)		35,000		32,725
Graham Holdings Co., 5.75%, 06/01/2026 (Callable 04/12/2025) (a)		25,000		24,875
HCA, Inc.
3.50%, 09/01/2030 (Callable 03/01/2030)		666,000		616,151
5.60%, 04/01/2034 (Callable 01/01/2034)		285,000		285,901
IQVIA, Inc., 6.25%, 02/01/2029 (Callable 01/01/2029)		41,000		42,537
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.75%, 12/01/2031 (Callable 12/01/2026)		55,000		50,298
3.63%, 01/15/2032 (Callable 01/15/2027)		90,000		80,991
5.75%, 04/01/2033 (Callable 01/01/2033)		66,000		66,972
JSW Infrastructure Ltd., 4.95%, 01/21/2029 (Callable 10/21/2028)		200,000		192,750
Keurig Dr Pepper, Inc., 5.20%, 03/15/2031 (Callable 01/15/2031)		65,000		66,303
Kraft Heinz Foods Co.
6.88%, 01/26/2039		90,000		99,926
7.13%, 08/01/2039 (a)		95,000		108,152
4.38%, 06/01/2046 (Callable 12/01/2045)		250,000		204,373
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/2031 (Callable 06/30/2027) (a)		15,000		13,313
Laboratory Corp. of America Holdings, 4.55%, 04/01/2032 (Callable 02/01/2032)		69,000		66,598
LifePoint Health, Inc., 10.00%, 06/01/2032 (Callable 06/01/2027) (a)		55,000		52,250
MARB BondCo PLC, 3.95%, 01/29/2031 (Callable 01/29/2026) (a)		200,000		173,596
Mars, Inc.
5.20%, 03/01/2035 (Callable 12/01/2034) (a)		185,000		185,914
5.70%, 05/01/2055 (Callable 11/01/2054) (a)		36,000		35,962
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/2029 (Callable 05/02/2025) (a)		30,000		28,200
Medline Borrower LP
3.88%, 04/01/2029 (Callable 05/02/2025) (a)		25,000		23,250
5.25%, 10/01/2029 (Callable 05/02/2025) (a)		30,000		28,688
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (Callable 05/02/2025) (a)		25,000		23,062
Performance Food Group, Inc., 4.25%, 08/01/2029 (Callable 05/02/2025) (a)		90,000		84,038
Philip Morris International, Inc., 5.25%, 02/13/2034 (Callable 11/13/2033)		33,000		33,220
Post Holdings, Inc.
5.50%, 12/15/2029 (Callable 04/17/2025) (a)		85,000		82,662
4.63%, 04/15/2030 (Callable 04/17/2025) (a)		25,000		23,313
4.50%, 09/15/2031 (Callable 09/15/2026) (a)		5,000		4,500
6.38%, 03/01/2033 (Callable 09/01/2027) (a)		270,000		265,275
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.75%, 04/15/2026 (a)		5,000		4,981
Prumo Participacoes e Investimentos S/A, 7.50%, 12/31/2031 (Callable 05/01/2025)		143,944		143,584
Quanta Services, Inc., 5.25%, 08/09/2034 (Callable 05/09/2034)		71,000		70,113
Quest Diagnostics, Inc., 5.00%, 12/15/2034 (Callable 09/15/2034)		72,000		70,408
Radiology Partners, Inc., 7.78% (includes 3.50% PIK), 01/31/2029 (Callable 05/02/2025) (a)		25,438		24,929
Rede D'or Finance Sarl, 4.95%, 01/17/2028 (Callable 10/17/2027) (a)		100,000		98,000
Rollins, Inc., 5.25%, 02/24/2035 (Callable 11/24/2034) (a)		16,000		15,906
Royalty Pharma PLC, 5.15%, 09/02/2029 (Callable 08/02/2029)		33,000		33,160
Rutas 2 & 7 Finance Ltd., 0.00%, 09/30/2036 (d)		306,667		218,500
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029 (Callable 05/02/2025) (a)		25,000		23,031
Sotera Health Holdings LLC, 7.38%, 06/01/2031 (Callable 06/01/2027) (a)		40,000		40,650
Star Parent, Inc., 9.00%, 10/01/2030 (Callable 10/01/2026) (a)		25,000		24,594
Teleflex, Inc., 4.25%, 06/01/2028 (Callable 05/02/2025) (a)		25,000		23,750
Tenet Healthcare Corp.
6.13%, 10/01/2028 (Callable 05/02/2025)		25,000		24,812
6.13%, 06/15/2030 (Callable 06/15/2025)		35,000		34,825
The Campbell's Co., 5.40%, 03/21/2034 (Callable 12/21/2033)		36,000		36,113
Triton Container International Ltd. / TAL International Container Corp., 3.25%, 03/15/2032 (Callable 12/15/2031)		75,000		64,192
United Natural Foods, Inc., 6.75%, 10/15/2028 (Callable 05/02/2025) (a)		70,000		68,600
United Rentals North America, Inc.
4.00%, 07/15/2030 (Callable 07/15/2025)		110,000		101,063
3.88%, 02/15/2031 (Callable 08/15/2025)		195,000		176,963
3.75%, 01/15/2032 (Callable 07/15/2026)		25,000		22,062
US Foods, Inc., 5.75%, 04/15/2033 (Callable 10/15/2027) (a)		40,000		38,900
Verisk Analytics, Inc., 5.25%, 06/05/2034 (Callable 03/05/2034)		37,000		37,217
Veritiv Operating Co., 10.50%, 11/30/2030 (Callable 11/30/2026) (a)		15,000		15,844
VT Topco, Inc., 8.50%, 08/15/2030 (Callable 08/15/2026) (a)		20,000		20,975
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (Callable 01/30/2027) (a)		20,000		20,450
Zimmer Biomet Holdings, Inc., 5.20%, 09/15/2034 (Callable 06/15/2034)		70,000		69,529
				7,183,881

Energy - 4.7%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029 (Callable 10/01/2026) (a)		30,000		30,413
AI Candelaria Spain SA, 7.50%, 12/15/2028 (Callable 09/15/2028)		177,083		177,083
Aker BP ASA, 5.13%, 10/01/2034 (Callable 07/01/2034) (a)		150,000		142,749
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 03/01/2027 (Callable 04/17/2025) (a)		110,000		109,587
APA Corp., 6.10%, 02/15/2035 (Callable 11/15/2034) (a)		19,000		18,967
Archrock Partners LP / Archrock Partners Finance Corp.
6.25%, 04/01/2028 (Callable 05/02/2025) (a)		25,000		25,000
6.63%, 09/01/2032 (Callable 09/01/2027) (a)		30,000		29,962
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.88%, 06/30/2029 (Callable 05/02/2025) (a)		25,000		24,375
Baytex Energy Corp., 8.50%, 04/30/2030 (Callable 04/30/2026) (a)		25,000		25,375
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.25%, 07/15/2032 (Callable 07/15/2027) (a)		15,000		15,469
Buckeye Partners LP, 6.88%, 07/01/2029 (Callable 07/01/2026) (a)		35,000		35,438
Canacol Energy Ltd., 5.75%, 11/24/2028 (Callable 05/01/2025)		200,000		106,000
Cenovus Energy, Inc.
3.50%, 02/07/2028 (Callable 12/07/2027)	CAD	100,000		69,483
6.75%, 11/15/2039		394,000		424,344
5.40%, 06/15/2047 (Callable 12/15/2046)		107,000		95,370
Cheniere Energy Partners LP, 4.00%, 03/01/2031 (Callable 03/01/2026)		395,000		370,534
Cheniere Energy, Inc., 4.63%, 10/15/2028 (Callable 04/12/2025)		67,000		66,298
Chord Energy Corp., 6.75%, 03/15/2033 (Callable 03/15/2028) (a)		30,000		29,775
Civitas Resources, Inc.
8.38%, 07/01/2028 (Callable 07/01/2025) (a)		15,000		15,450
8.75%, 07/01/2031 (Callable 07/01/2026) (a)		190,000		194,988
CNX Resources Corp., 6.00%, 01/15/2029 (Callable 05/02/2025) (a)		20,000		19,700
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/2033 (Callable 08/15/2033) (a)		115,000		118,381
Continental Resources, Inc./OK
5.75%, 01/15/2031 (Callable 07/15/2030) (a)		162,000		163,319
2.88%, 04/01/2032 (Callable 01/01/2032) (a)		376,000		313,987
Cosan Overseas Ltd., 8.25%, Perpetual (Callable 05/05/2025)		200,000		199,250
Crescent Energy Finance LLC, 7.63%, 04/01/2032 (Callable 04/01/2027) (a)		20,000		19,600
Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 03/15/2029 (Callable 03/15/2026) (a)		25,000		25,812
Devon Energy Corp.
5.25%, 10/15/2027 (Callable 04/12/2025)		17,000		17,002
5.75%, 09/15/2054 (Callable 03/15/2054)		37,000		33,791
DT Midstream, Inc., 4.13%, 06/15/2029 (Callable 05/02/2025) (a)		20,000		18,825
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054 (Callable 04/15/2054)		36,000		34,606
Ecopetrol SA
4.63%, 11/02/2031 (Callable 08/02/2031)		50,000		41,625
5.88%, 11/02/2051 (Callable 05/02/2051)		300,000		202,500
Enbridge, Inc.
7.20% to 06/27/2034 then 5 yr. CMT Rate + 2.97%, 06/27/2054 (Callable 03/27/2034)		140,000		141,750
8.50% to 01/15/2034 then 5 yr. CMT Rate + 4.43%, 01/15/2084 (Callable 10/15/2033)		165,000		182,533
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028 (Callable 05/02/2025) (a)		25,000		25,406
Enerflex Ltd., 9.00%, 10/15/2027 (Callable 05/02/2025) (a)		23,000		23,575
Energy Transfer LP
7.13% to 05/15/2030 then 5 yr. CMT Rate + 5.31%, Perpetual (Callable 05/15/2030)		380,000		384,522
5.95%, 05/15/2054 (Callable 11/15/2053)		40,000		38,324
8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054 (Callable 02/15/2029)		185,000		195,314
7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054 (Callable 07/01/2029)		38,000		38,570
EnLink Midstream LLC
5.38%, 06/01/2029 (Callable 03/01/2029)		61,000		61,910
5.65%, 09/01/2034 (Callable 06/01/2034)		69,000		69,699
EQT Corp.
3.63%, 05/15/2031 (Callable 05/15/2030) (a)		350,000		316,723
5.75%, 02/01/2034 (Callable 11/01/2033)		80,000		81,754
Expand Energy Corp.
5.38%, 02/01/2029 (Callable 04/17/2025)		25,000		24,942
6.75%, 04/15/2029 (Callable 05/02/2025) (a)		22,000		22,263
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/2038 (Callable 09/30/2037)		174,337		167,463
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 09/30/2040		176,648		144,105
Global Partners LP / GLP Finance Corp., 8.25%, 01/15/2032 (Callable 01/15/2027) (a)		25,000		25,594
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (Callable 09/01/2026) (a)		30,000		30,413
Harvest Midstream I LP, 7.50%, 05/15/2032 (Callable 05/15/2027) (a)		30,000		30,787
Hess Midstream Operations LP
5.88%, 03/01/2028 (Callable 03/01/2026) (a)		19,000		19,024
5.50%, 10/15/2030 (Callable 10/15/2025) (a)		38,000		37,145
HF Sinclair Corp., 5.75%, 01/15/2031 (Callable 10/15/2030)		24,000		24,267
Hilcorp Energy I LP / Hilcorp Finance Co.
5.75%, 02/01/2029 (Callable 05/02/2025) (a)		25,000		24,062
7.25%, 02/15/2035 (Callable 02/15/2030) (a)		15,000		14,287
Kinder Morgan Energy Partners LP, 6.95%, 01/15/2038		58,000		64,089
Kinetik Holdings LP, 5.88%, 06/15/2030 (Callable 06/15/2025) (a)		63,000		62,055
Kodiak Gas Services LLC, 7.25%, 02/15/2029 (Callable 02/15/2026) (a)		55,000		55,962
Long Ridge Energy LLC, 8.75%, 02/15/2032 (Callable 02/15/2028) (a)		75,000		72,281
Matador Resources Co., 6.50%, 04/15/2032 (Callable 04/15/2027) (a)		20,000		19,750
MC Brazil Downstream Trading SARL, 7.25%, 06/30/2031 (a)		184,129		151,676
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031 (Callable 09/01/2027) (a)		20,000		19,525
MPLX LP, 5.50%, 06/01/2034 (Callable 03/01/2034)		33,000		32,772
Nabors Industries, Inc., 9.13%, 01/31/2030 (Callable 05/31/2026) (a)		10,000		10,000
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029 (Callable 02/15/2026) (a)(b)		25,000		25,188
Occidental Petroleum Corp.
6.63%, 09/01/2030 (Callable 03/01/2030)		245,000		257,556
6.13%, 01/01/2031 (Callable 07/01/2030)		105,000		107,625
7.50%, 05/01/2031		70,000		76,912
5.38%, 01/01/2032 (Callable 11/01/2031)		18,000		17,748
6.45%, 09/15/2036		30,000		30,862
ONEOK, Inc., 6.63%, 09/01/2053 (Callable 03/01/2053)		35,000		36,632
Ovintiv, Inc.
6.50%, 08/15/2034		190,000		198,410
6.50%, 02/01/2038		115,000		118,544
Permian Resources Operating LLC
5.38%, 01/15/2026 (Callable 05/02/2025) (a)		85,000		84,469
5.88%, 07/01/2029 (Callable 05/02/2025) (a)		25,000		24,625
7.00%, 01/15/2032 (Callable 01/15/2027) (a)		15,000		15,319
6.25%, 02/01/2033 (Callable 08/01/2027) (a)		35,000		34,781
Petroleos Mexicanos, 6.75%, 09/21/2047		200,000		136,750
Petrorio Luxembourg Holding Sarl, 6.13%, 06/09/2026 (Callable 05/02/2025) (a)		100,000		100,457
QatarEnergy, 2.25%, 07/12/2031 (Callable 04/12/2031) (a)		235,000		203,259
Sitio Royalties Operating Partnership LP / Sitio Finance Corp., 7.88%, 11/01/2028 (Callable 11/01/2025) (a)		15,000		15,375
SM Energy Co., 7.00%, 08/01/2032 (Callable 08/01/2027) (a)		30,000		29,400
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 03/01/2035 then 5 yr. CMT Rate + 3.67%, 03/01/2055 (Callable 12/01/2034) (a)		90,000		90,562
Sunoco LP / Sunoco Finance Corp.
6.00%, 04/15/2027 (Callable 05/02/2025)		35,000		34,913
4.50%, 05/15/2029 (Callable 04/17/2025)		25,000		23,594
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.38%, 02/15/2029 (Callable 02/15/2026) (a)		15,000		15,019
Talos Production, Inc., 9.00%, 02/01/2029 (Callable 02/01/2026) (a)		25,000		25,625
Targa Resources Corp., 5.50%, 02/15/2035 (Callable 11/15/2034)		17,000		16,887
TransCanada PipeLines Ltd.
4.10%, 04/15/2030 (Callable 01/15/2030)		190,000		183,087
7.00% to 06/01/2030 then 5 yr. CMT Rate + 2.61%, 06/01/2065 (Callable 03/01/2030)		115,000		113,275
Transcanada Trust, 5.60% to 03/07/2032 then 5 yr. CMT Rate + 3.99%, 03/07/2082 (Callable 12/07/2031)		140,000		130,900
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030 (Callable 02/15/2030)		30,000		27,785
Transocean Poseidon Ltd., 6.88%, 02/01/2027 (Callable 05/02/2025) (a)		23,625		23,448
Transocean, Inc., 8.00%, 02/01/2027 (Callable 04/12/2025) (a)		13,000		12,951
Var Energi ASA, 7.50%, 01/15/2028 (Callable 12/15/2027) (a)		100,000		106,040
Venture Global LNG, Inc.
8.13%, 06/01/2028 (Callable 06/01/2025) (a)		35,000		35,656
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (Callable 09/30/2029) (a)		155,000		146,669
8.38%, 06/01/2031 (Callable 06/01/2026) (a)		10,000		10,125
9.88%, 02/01/2032 (Callable 02/01/2027) (a)		10,000		10,550
Vital Energy, Inc., 7.88%, 04/15/2032 (Callable 04/15/2027) (a)		20,000		18,550
Weatherford International Ltd., 8.63%, 04/30/2030 (Callable 05/02/2025) (a)		10,000		10,150
Western Midstream Operating LP, 4.05%, 02/01/2030 (Callable 11/01/2029) (f)		100,000		95,689
				8,472,987

Financial - 7.5%
Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/06/2030 (Callable 05/15/2026) (a)		20,000		20,325
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.95% to 03/10/2030 then 5 yr. CMT Rate + 2.72%, 03/10/2055 (Callable 12/10/2029)		300,000		305,633
6.50% to 01/31/2031 then 5 yr. CMT Rate + 2.44%, 01/31/2056 (Callable 10/31/2030)		150,000		148,775
Agree LP, 5.63%, 06/15/2034 (Callable 03/15/2034)		50,000		50,550
Air Lease Corp., 4.13% to 12/15/2026 then 5 yr. CMT Rate + 3.15%, Perpetual (Callable 12/15/2026)		130,000		123,825
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 10/15/2027 (Callable 05/02/2025) (a)		25,000		24,875
6.50%, 10/01/2031 (Callable 10/01/2027) (a)		15,000		14,719
Ally Financial, Inc.
5.54% to 01/17/2030 then SOFR + 1.73%, 01/17/2031 (Callable 01/17/2030)		19,000		18,867
6.70%, 02/14/2033 (Callable 11/16/2032)		25,000		24,969
American Homes 4 Rent LP, 5.50%, 02/01/2034 (Callable 11/01/2033)		53,000		53,021
American National Group, Inc., 5.75%, 10/01/2029 (Callable 09/01/2029)		30,000		30,267
American Tower Corp.
4.63%, 05/16/2031 (Callable 02/16/2031)	EUR	100,000		114,153
5.55%, 07/15/2033 (Callable 04/15/2033)		65,000		66,301
Americold Realty Operating Partnership LP, 5.60%, 05/15/2032 (Callable 03/15/2032)		15,000		15,065
AmWINS Group, Inc., 4.88%, 06/30/2029 (Callable 05/02/2025) (a)		20,000		18,750
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 7.00%, 04/15/2030 (Callable 04/17/2025) (a)		15,000		13,331
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves, 7.88%, 11/01/2029 (Callable 11/01/2026) (a)		10,000		9,837
Ares Capital Corp., 5.95%, 07/15/2029 (Callable 06/15/2029)		18,000		18,265
Ares Strategic Income Fund
6.35%, 08/15/2029 (Callable 07/15/2029) (a)		15,000		15,221
5.60%, 02/15/2030 (Callable 01/15/2030) (a)		15,000		14,775
Aretec Group, Inc., 7.50%, 04/01/2029 (Callable 05/02/2025) (a)		25,000		24,406
Arthur J Gallagher & Co.
4.85%, 12/15/2029 (Callable 11/15/2029)		20,000		20,131
5.15%, 02/15/2035 (Callable 11/15/2034)		43,000		42,693
Athene Global Funding, 4.72%, 10/08/2029 (a)		76,000		75,016
Athene Holding Ltd., 6.63% to 10/15/2034 then 5 yr. CMT Rate + 2.61%, 10/15/2054 (Callable 07/15/2034)		70,000		69,338
Aviation Capital Group LLC, 5.38%, 07/15/2029 (Callable 06/15/2029) (a)		50,000		50,381
Avolon Holdings Funding Ltd., 5.75%, 03/01/2029 (Callable 02/01/2029) (a)		109,000		110,733
Azorra Finance Ltd., 7.75%, 04/15/2030 (Callable 10/15/2026) (a)		15,000		14,831
Banco de Credito del Peru SA
3.13% to 07/01/2025 then 5 yr. CMT Rate + 3.00%, 07/01/2030 (Callable 07/01/2025)		100,000		98,782
3.25% to 09/30/2026 then 5 yr. CMT Rate + 2.45%, 09/30/2031 (Callable 09/30/2026)		90,000		86,498
Banco do Brasil SA/Cayman, 8.75% to 04/15/2034 then 10 yr. CMT Rate + 4.40%, Perpetual (Callable 10/15/2025)		200,000		203,250
Banco Internacional del Peru SAA Interbank
4.00% to 07/08/2025 then 5 yr. CMT Rate + 3.71%, 07/08/2030 (Callable 07/08/2025)		200,000		197,511
6.40% to 04/30/2030 then 5 yr. CMT Rate + 2.07%, 04/30/2035 (Callable 04/30/2030) (a)		150,000		152,795
Banco Mercantil del Norte SA/Grand Cayman, 8.38% to 05/20/2031 then 5 yr. CMT Rate + 4.07%, Perpetual (Callable 05/20/2031) (a)		200,000		198,500
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/2026		200,000		195,500
Bank of America Corp.
3.38% to 04/02/2025 then SOFR + 1.33%, 04/02/2026 (Callable 04/02/2025)		250,000		250,000
2.69% to 04/22/2031 then SOFR + 1.32%, 04/22/2032 (Callable 04/22/2031)		10,000		8,808
2.30% to 07/21/2031 then SOFR + 1.22%, 07/21/2032 (Callable 07/21/2031)		2,000		1,709
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033 (Callable 02/04/2032)		2,000		1,754
4.57% to 04/27/2032 then SOFR + 1.83%, 04/27/2033 (Callable 04/27/2032)		5,000		4,834
5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035 (Callable 01/23/2034)		26,000		26,301
5.74% to 02/12/2035 then SOFR + 1.70%, 02/12/2036 (Callable 02/12/2035)		32,000		31,828
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036 (Callable 09/21/2031)		129,000		107,467
Bank of Montreal
3.80% to 12/15/2027 then 5 yr. Swap Rate USD + 1.43%, 12/15/2032 (Callable 12/15/2027)		73,000		70,549
7.33% to 11/26/2027 then Government of Canada 5 Year Bond Yield + 4.10%, 11/26/2082 (Callable 11/26/2027)	CAD	270,000		197,249
7.30% to 11/26/2034 then 5 yr. CMT Rate + 3.01%, 11/26/2084 (Callable 11/26/2034)		270,000		268,494
Bank of New York Mellon Corp.
6.30% to 03/20/2030 then 5 yr. CMT Rate + 2.30%, Perpetual (Callable 03/20/2030) (b)		31,000		31,620
5.06% to 07/22/2031 then SOFR + 1.23%, 07/22/2032 (Callable 07/22/2031)		58,000		58,504
Bank of Nova Scotia, 8.63% to 10/27/2027 then 5 yr. CMT Rate + 4.39%, 10/27/2082 (Callable 10/27/2027)		200,000		208,854
Barclays PLC, 7.63% to 09/15/2035 then USISSO05 + 3.69%, Perpetual (Callable 03/15/2035)		200,000		195,500
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX, 8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039 (Callable 01/08/2034)		200,000		205,976
Berkshire Hathaway Finance Corp., 2.38%, 06/19/2039 (Callable 03/19/2039)	GBP	120,000		104,642
BNG Bank NV, 3.30%, 07/17/2028	AUD	240,000		146,250
BroadStreet Partners, Inc., 5.88%, 04/15/2029 (Callable 05/02/2025) (a)		25,000		23,875
Brookfield Finance, Inc., 5.81%, 03/03/2055 (Callable 09/03/2054)		36,000		35,302
Brown & Brown, Inc., 2.38%, 03/15/2031 (Callable 12/15/2030)		83,000		71,304
Canadian Imperial Bank of Commerce, 5.25% to 01/13/2030 then SOFR + 1.11%, 01/13/2031 (Callable 01/13/2030)		36,000		36,414
Citigroup, Inc.
3.06% to 01/25/2032 then SOFR + 1.35%, 01/25/2033 (Callable 01/25/2032)		80,000		70,042
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039 (Callable 09/19/2034)		38,000		36,371
Comerica, Inc., 5.98% to 01/30/2029 then SOFR + 2.16%, 01/30/2030 (Callable 01/30/2029)		17,000		17,271
Equinix, Inc.
3.90%, 04/15/2032 (Callable 01/15/2032)		37,000		34,500
2.95%, 09/15/2051 (Callable 03/15/2051)		60,000		36,876
Extra Space Storage LP, 5.40%, 06/15/2035 (Callable 03/15/2035)		36,000		35,768
First Citizens BancShares, Inc./NC, 6.25% to 03/12/2035 then 5 yr. CMT Rate + 1.97%, 03/12/2040 (Callable 12/12/2034)		170,000		167,356
First Horizon Corp., 5.51% to 03/07/2030 then SOFR + 1.77%, 03/07/2031 (Callable 03/07/2030)		145,000		145,645
Five Star Bancorp, 6.00% to 09/01/2027 then SOFR + 3.29%, 09/01/2032 (Callable 08/18/2027) (a)		50,000		47,911
Freedom Mortgage Corp., 7.63%, 05/01/2026 (Callable 04/17/2025) (a)		85,000		84,575
GGAM Finance Ltd., 6.88%, 04/15/2029 (Callable 04/15/2026) (a)		30,000		30,375
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (Callable 03/01/2026) (a)		65,000		65,975
Goldman Sachs Group, Inc.
6.85% to 02/10/2030 then 5 yr. CMT Rate + 2.46%, Perpetual (Callable 02/10/2030)		38,000		38,523
5.02% to 10/23/2034 then SOFR + 1.42%, 10/23/2035 (Callable 10/23/2034)		1,000		972
Golub Capital BDC, Inc., 2.05%, 02/15/2027 (Callable 01/15/2027)		19,000		17,875
Host Hotels & Resorts LP
3.38%, 12/15/2029 (Callable 09/15/2029)		85,000		78,993
3.50%, 09/15/2030 (Callable 06/15/2030)		65,000		59,575
5.70%, 07/01/2034 (Callable 04/01/2034)		68,000		67,981
HSBC Holdings PLC, 6.95% to 02/27/2032 then 5 yr. CMT Rate + 2.64%, Perpetual (Callable 08/27/2031)		200,000		199,000
HUB International Ltd., 7.25%, 06/15/2030 (Callable 06/15/2026) (a)		15,000		15,394
Huntington Bancshares, Inc./OH
5.27% to 01/15/2030 then SOFR + 1.28%, 01/15/2031 (Callable 01/15/2030)		20,000		20,208
5.71% to 02/02/2034 then SOFR + 1.87%, 02/02/2035 (Callable 02/02/2034)		19,000		19,202
Independent Bank Group, Inc., 8.38% to 08/15/2029 then 3 mo. Term SOFR + 4.61%, 08/15/2034 (Callable 08/15/2029)		70,000		71,860
InRetail Shopping Malls, 5.75%, 04/03/2028 (Callable 04/11/2025)		250,000		247,500
Iron Mountain, Inc., 6.25%, 01/15/2033 (Callable 12/06/2027) (a)		5,000		4,950
JPMorgan Chase & Co.
2.08% to 04/22/2025 then SOFR + 1.85%, 04/22/2026 (Callable 04/22/2025)		500,000		499,431
4.45% to 12/05/2028 then 3 mo. Term SOFR + 1.59%, 12/05/2029 (Callable 12/05/2028)		11,000		10,921
5.14% to 01/24/2030 then SOFR + 0.90%, 01/24/2031 (Callable 01/24/2030)		31,000		31,407
KeyCorp, 4.79% to 06/01/2032 then SOFR + 2.06%, 06/01/2033 (Callable 06/01/2032)		19,000		18,207
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (Callable 05/02/2025) (a)		85,000		82,450
4.75%, 06/15/2029 (Callable 05/02/2025) (a)		25,000		23,687
M&T Bank Corp., 6.08% to 03/13/2031 then SOFR + 2.26%, 03/13/2032 (Callable 03/13/2031)		33,000		34,121
Macquarie Airfinance Holdings Ltd.
5.20%, 03/27/2028 (Callable 02/27/2028) (a)		37,000		37,110
5.15%, 03/17/2030 (Callable 02/17/2030) (a)		37,000		36,396
6.50%, 03/26/2031 (Callable 01/26/2031) (a)		4,000		4,155
Markel Group, Inc., 6.00%, 05/16/2054 (Callable 11/16/2053)		15,000		15,133
MetLife, Inc., 6.35% to 03/15/2035 then 5 yr. CMT Rate + 2.08%, 03/15/2055 (Callable 03/15/2035)		30,000		30,143
Morgan Stanley
2.19% to 04/28/2025 then SOFR + 1.99%, 04/28/2026 (Callable 04/28/2025)		611,000		609,471
0.99% to 12/10/2025 then SOFR + 0.72%, 12/10/2026 (Callable 12/10/2025)		499,000		486,579
5.42% to 07/21/2033 then SOFR + 1.88%, 07/21/2034 (Callable 07/21/2033)		3,000		3,043
5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038 (Callable 01/19/2033)		18,000		18,193
5.94% to 02/07/2034 then 5 yr. CMT Rate + 1.80%, 02/07/2039 (Callable 02/07/2034)		35,000		35,457
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/2031 (Callable 03/15/2026)		25,000		16,687
Nationstar Mortgage Holdings, Inc.
5.00%, 02/01/2026 (Callable 05/02/2025) (a)		85,000		84,363
5.13%, 12/15/2030 (Callable 12/15/2025) (a)		25,000		24,938
5.75%, 11/15/2031 (Callable 11/15/2026) (a)		40,000		39,850
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028 (Callable 10/15/2027)		35,000		34,879
OneMain Finance Corp.
3.50%, 01/15/2027 (Callable 05/02/2025)		85,000		81,387
6.63%, 01/15/2028 (Callable 07/15/2027)		25,000		25,156
7.50%, 05/15/2031 (Callable 05/15/2027)		35,000		35,438
Ontario Teachers' Finance Trust, 2.00%, 04/16/2031 (a)		250,000		218,123
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (Callable 06/01/2027) (a)		50,000		50,812
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 7.00%, 02/01/2030 (Callable 08/01/2026) (a)		75,000		75,562
PennyMac Financial Services, Inc., 7.88%, 12/15/2029 (Callable 12/15/2026) (a)		20,000		20,800
Popular, Inc., 7.25%, 03/13/2028 (Callable 02/13/2028)		160,000		166,640
PRA Group, Inc., 5.00%, 10/01/2029 (Callable 05/02/2025) (a)		25,000		22,938
Provident Financial Services, Inc., 9.00% to 05/15/2029 then 3 mo. Term SOFR + 4.77%, 05/15/2034 (Callable 05/15/2029)		110,000		112,935
Prudential Financial, Inc., 5.20%, 03/14/2035 (Callable 12/14/2034)		44,000		43,985
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 07/15/2028 (Callable 07/15/2025) (a)		25,000		25,500
RLJ Lodging Trust LP, 3.75%, 07/01/2026 (Callable 05/02/2025) (a)		85,000		82,875
Royal Bank of Canada
4.20% to 02/24/2027 then Government of Canada 5 Year Bond Yield + 2.71%, Perpetual (Callable 02/24/2027)	CAD	400,000		250,885
7.50% to 05/02/2029 then 5 yr. CMT Rate + 2.89%, 05/02/2084 (Callable 05/02/2029)		315,000		322,238
6.35% to 11/24/2034 then 5 yr. CMT Rate + 2.26%, 11/24/2084 (Callable 11/24/2034)		200,000		189,750
Santander Holdings USA, Inc., 5.47% to 03/20/2028 then SOFR + 1.61%, 03/20/2029 (Callable 03/20/2028)		23,000		23,116
SBA Communications Corp.
3.88%, 02/15/2027 (Callable 04/12/2025)		250,000		243,125
3.13%, 02/01/2029 (Callable 05/02/2025)		205,000		187,095
Societe Generale SA, 8.13% to 05/21/2030 then 5 yr. CMT Rate + 3.79%, Perpetual (Callable 11/21/2029) (a)		200,000		199,000
Sun Communities Operating LP, 2.70%, 07/15/2031 (Callable 04/15/2031)		43,000		37,393
Toronto-Dominion Bank
2.67%, 09/09/2025	CAD	214,000		148,477
8.13% to 10/31/2027 then 5 yr. CMT Rate + 4.08%, 10/31/2082 (Callable 10/31/2027)		205,000		213,072
Truist Financial Corp., 5.15% to 08/05/2031 then SOFR + 1.57%, 08/05/2032 (Callable 08/05/2031)		69,000		69,041
UBS Group AG
7.00% to 08/10/2030 then USISSO05 + 3.08%, Perpetual (Callable 02/10/2030) (a)		200,000		197,500
7.13% to 02/10/2035 then USISSO05 + 3.18%, Perpetual (Callable 08/10/2034) (a)		200,000		197,000
United Wholesale Mortgage LLC, 5.50%, 11/15/2025 (Callable 05/02/2025) (a)		85,000		84,469
US Bancorp, 3.70% to 01/15/2027 then 5 yr. CMT Rate + 2.54%, Perpetual (Callable 01/15/2027)		120,000		113,400
VFH Parent LLC / Valor Co.-Issuer, Inc., 7.50%, 06/15/2031 (Callable 06/15/2027) (a)		25,000		25,531
VICI Properties LP
5.13%, 05/15/2032 (Callable 02/15/2032)		145,000		141,702
5.63%, 04/01/2035 (Callable 01/01/2035)		110,000		109,088
VICI Properties LP / VICI Note Co., Inc.
4.63%, 12/01/2029 (Callable 04/12/2025) (a)		179,000		173,404
4.13%, 08/15/2030 (Callable 05/02/2025) (a)		165,000		155,184
Webster Financial Corp., 3.88% to 11/01/2025 then 3 mo. Term SOFR + 3.69%, 11/01/2030 (Callable 11/01/2025)		125,000		122,363
Wells Fargo & Co.
4.54% (SOFR + 1.56%), 08/15/2026 (Callable 08/15/2025)		519,000		518,711
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)		25,000		25,083
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)		72,000		73,993
3.90% to 07/22/2031 then 3 mo. EURIBOR + 1.22%, 07/22/2032 (Callable 07/22/2031)	EUR	100,000		109,617
Western Alliance Bancorp, 3.00% to 06/15/2026 then 3 mo. Term SOFR + 2.25%, 06/15/2031 (Callable 06/15/2026)		195,000		183,110
Westpac Banking Corp., 5.62% to 11/20/2034 then 1 yr. CMT Rate + 1.20%, 11/20/2035 (Callable 11/20/2034)		36,000		35,886
				13,631,826

Government - 1.7%
Asian Development Bank, 3.63%, 01/22/2029	NOK	1,000,000		92,761
Asian Infrastructure Investment Bank
0.20%, 12/15/2025	GBP	125,000		156,726
7.00%, 03/01/2029	INR	14,400,000		169,444
European Bank for Reconstruction & Development
5.00%, 01/15/2026	INR	19,600,000		225,690
6.30%, 10/26/2027	INR	11,300,000		131,011
European Investment Bank
1.25%, 02/17/2027	NOK	360,000		32,435
0.25%, 01/20/2032	EUR	150,000		136,851
Indonesia Government International Bond, 1.10%, 03/12/2033	EUR	100,000		86,656
Inter-American Development Bank
2.75%, 10/30/2025	AUD	115,000		71,278
2.70%, 01/29/2026	AUD	90,000		55,607
7.00%, 01/25/2029	INR	11,000,000		129,574
International Bank for Reconstruction & Development
1.25%, 03/16/2026	NOK	620,000		57,196
1.20%, 08/08/2034	EUR	260,000		238,372
International Development Association, 1.75%, 02/17/2027	NOK	540,000		48,875
International Finance Corp., 0.38%, 09/10/2025	NZD	250,000		139,938
Kommunalbanken AS, 4.25%, 07/16/2025	AUD	84,000		52,477
New Zealand Government Bond
2.75%, 04/15/2025	NZD	470,000		266,742
3.50%, 04/14/2033	NZD	310,000		165,022
New Zealand Local Government Funding Agency Bond
2.75%, 04/15/2025	NZD	160,000		90,804
4.70%, 08/01/2028	AUD	95,000		60,174
Philippine Government International Bond
0.88%, 05/17/2027	EUR	285,000		294,818
6.25%, 01/14/2036	PHP	5,000,000		86,149
Province of Ontario Canada, 3.10%, 01/31/2034	EUR	100,000		106,972
Province of Quebec Canada, 0.20%, 04/07/2025	EUR	100,000		108,089
Treasury Corp. of Victoria, 4.25%, 12/20/2032	AUD	205,000		123,669
				3,127,330

Industrial - 2.5%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (Callable 03/15/2026) (a)		45,000		45,675
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030 (Callable 07/15/2025) (a)		35,000		35,000
AGCO Corp., 5.80%, 03/21/2034 (Callable 12/21/2033)		70,000		70,944
Airbus SE, 1.63%, 06/09/2030 (Callable 03/09/2030)	EUR	100,000		101,409
Amcor Flexibles North America, Inc., 5.10%, 03/17/2030 (Callable 02/17/2030) (a)		9,000		9,070
Amphenol Corp., 5.38%, 11/15/2054 (Callable 05/15/2054)		31,000		30,511
Arcosa, Inc., 6.88%, 08/15/2032 (Callable 08/15/2027) (a)		25,000		25,313
Arrow Electronics, Inc., 5.88%, 04/10/2034 (Callable 01/10/2034)		36,000		36,409
Ball Corp.
6.88%, 03/15/2028 (Callable 04/17/2025)		175,000		178,281
2.88%, 08/15/2030 (Callable 05/15/2030)		380,000		330,600
Berry Global, Inc., 5.63%, 07/15/2027 (Callable 05/02/2025) (a)		50,000		49,875
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/2034 (d)		237,536		184,388
Boeing Co.
5.15%, 05/01/2030 (Callable 02/01/2030)		380,000		381,894
5.81%, 05/01/2050 (Callable 11/01/2049)		145,000		137,678
Bombardier, Inc.
7.88%, 04/15/2027 (Callable 05/02/2025) (a)		29,000		29,000
7.50%, 02/01/2029 (Callable 02/01/2026) (a)		15,000		15,263
7.25%, 07/01/2031 (Callable 07/01/2027) (a)		5,000		5,012
Brand Industrial Services, Inc., 10.38%, 08/01/2030 (Callable 08/01/2026) (a)		15,000		14,287
Builders FirstSource, Inc., 6.38%, 03/01/2034 (Callable 03/01/2029) (a)		35,000		34,650
Burlington Northern Santa Fe LLC, 5.50%, 03/15/2055 (Callable 09/15/2054)		34,000		33,741
Cascades, Inc./Cascades USA, Inc., 5.38%, 01/15/2028 (Callable 05/02/2025) (a)		25,000		24,156
Cellnex Finance Co. SA, 2.00%, 09/15/2032 (Callable 06/15/2032)	EUR	100,000		95,606
Clean Harbors, Inc., 6.38%, 02/01/2031 (Callable 02/01/2026) (a)		25,000		25,156
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032 (Callable 04/15/2028) (a)		5,000		5,038
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029 (Callable 08/15/2026) (a)		20,000		16,625
CSX Corp.
5.05%, 06/15/2035 (Callable 03/15/2035)		7,000		6,976
3.80%, 11/01/2046 (Callable 05/01/2046)		80,000		62,742
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030 (Callable 06/15/2026) (a)		55,000		54,931
Fortress Transportation and Infrastructure Investors LLC, 5.88%, 04/15/2033 (Callable 10/15/2027) (a)		30,000		28,762
GATX Corp., 5.50%, 06/15/2035 (Callable 03/15/2035)		21,000		21,010
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (Callable 04/15/2027) (a)		35,000		34,781
GFL Environmental, Inc., 4.00%, 08/01/2028 (Callable 04/12/2025) (a)		25,000		23,750
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029 (Callable 05/02/2025) (a)		25,000		24,000
Goat Holdco LLC, 6.75%, 02/01/2032 (Callable 02/01/2028) (a)		20,000		19,650
Graham Packaging Co., Inc., 7.13%, 08/15/2028 (Callable 05/02/2025) (a)		25,000		24,344
Griffon Corp., 5.75%, 03/01/2028 (Callable 05/02/2025)		30,000		29,250
Hexcel Corp., 5.88%, 02/26/2035 (Callable 11/26/2034)		22,000		22,467
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029 (Callable 02/15/2026) (a)		45,000		45,000
Imola Merger Corp., 4.75%, 05/15/2029 (Callable 05/02/2025) (a)		25,000		23,656
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co.-Issuer LLC, 6.00%, 09/15/2028 (Callable 05/02/2025) (a)		25,000		24,313
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/2034		162,283		164,228
Madison IAQ LLC, 5.88%, 06/30/2029 (Callable 05/02/2025) (a)		40,000		37,600
MasTec, Inc., 5.90%, 06/15/2029 (Callable 05/15/2029)		37,000		37,557
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (Callable 04/01/2027) (a)		30,000		29,663
MV24 Capital BV, 6.75%, 06/01/2034		150,420		144,779
Northrop Grumman Corp., 5.20%, 06/01/2054 (Callable 12/01/2053)		66,000		61,880
Owens Corning, 5.70%, 06/15/2034 (Callable 03/15/2034)		32,000		32,779
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (Callable 05/15/2026) (a)		25,000		24,313
Penske Truck Leasing Co. Lp / PTL Finance Corp., 5.25%, 02/01/2030 (Callable 01/01/2030) (a)		71,000		71,892
Quikrete Holdings, Inc., 6.75%, 03/01/2033 (Callable 03/01/2028) (a)		85,000		84,469
Regal Rexnord Corp., 6.05%, 04/15/2028 (Callable 03/15/2028)		68,000		69,674
Republic Services, Inc., 5.15%, 03/15/2035 (Callable 12/15/2034)		44,000		44,265
Sealed Air Corp.
4.00%, 12/01/2027 (Callable 09/01/2027) (a)		25,000		24,031
5.00%, 04/15/2029 (Callable 05/02/2025) (a)		65,000		63,131
Sealed Air Corp./Sealed Air Corp. US, 7.25%, 02/15/2031 (Callable 11/15/2026) (a)		20,000		20,650
Sensata Technologies, Inc., 3.75%, 02/15/2031 (Callable 02/15/2026) (a)		25,000		21,625
Simpar Europe SA, 5.20%, 01/26/2031 (Callable 01/26/2026)		200,000		157,000
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031 (Callable 11/15/2026) (a)		25,000		25,813
Sonoco Products Co., 4.60%, 09/01/2029 (Callable 08/01/2029)		34,000		33,623
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (Callable 08/15/2027) (a)		15,000		15,000
Standard Industries, Inc./NY
5.00%, 02/15/2027 (Callable 05/02/2025) (a)		85,000		83,406
3.38%, 01/15/2031 (Callable 07/15/2025) (a)		25,000		21,656
Stanley Black & Decker, Inc., 6.71% to 03/15/2030 then 5 yr. CMT Rate + 2.66%, 03/15/2060 (Callable 03/15/2030)		355,000		352,939
Star Leasing Co. LLC, 7.63%, 02/15/2030 (Callable 02/15/2027) (a)		20,000		19,200
TransDigm, Inc., 7.13%, 12/01/2031 (Callable 12/01/2026) (a)		320,000		329,200
Trident TPI Holdings, Inc., 12.75%, 12/31/2028 (Callable 12/31/2025) (a)		45,000		48,094
Watco Cos. LLC / Watco Finance Corp., 7.13%, 08/01/2032 (Callable 08/01/2027) (a)		30,000		30,113
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/2028 (Callable 05/02/2025) (a)		25,000		23,625
WESCO Distribution, Inc., 6.38%, 03/15/2033 (Callable 03/15/2028) (a)		10,000		10,038
Wilsonart LLC, 11.00%, 08/15/2032 (Callable 08/15/2027) (a)		30,000		27,525
XPO, Inc., 7.13%, 06/01/2031 (Callable 06/01/2026) (a)		30,000		30,675
				4,501,656

Technology - 0.9%
Amentum Holdings, Inc., 7.25%, 08/01/2032 (Callable 08/01/2027) (a)		45,000		44,212
AppLovin Corp., 5.38%, 12/01/2031 (Callable 10/01/2031)		32,000		32,207
AthenaHealth Group, Inc., 6.50%, 02/15/2030 (Callable 05/02/2025) (a)		20,000		18,700
Atlassian Corp., 5.25%, 05/15/2029 (Callable 04/15/2029)		26,000		26,469
Broadcom, Inc., 3.50%, 02/15/2041 (Callable 08/15/2040) (a)		84,000		65,768
CDW LLC / CDW Finance Corp., 3.57%, 12/01/2031 (Callable 09/01/2031)		40,000		36,069
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029 (Callable 06/15/2025) (a)		10,000		8,763
Cloud Software Group, Inc., 6.50%, 03/31/2029 (Callable 09/30/2025) (a)		10,000		9,700
Dell International LLC / EMC Corp., 8.35%, 07/15/2046 (Callable 01/15/2046)		110,000		137,663
Dell, Inc., 6.50%, 04/15/2038		36,000		37,924
Ellucian Holdings, Inc., 6.50%, 12/01/2029 (Callable 12/01/2026) (a)		25,000		24,563
Entegris, Inc., 3.63%, 05/01/2029 (Callable 05/02/2025) (a)		25,000		22,875
Fiserv, Inc., 5.45%, 03/15/2034 (Callable 12/15/2033)		66,000		66,666
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031 (Callable 06/01/2027) (a)		25,000		25,187
Gartner, Inc., 3.75%, 10/01/2030 (Callable 10/01/2025) (a)		125,000		115,505
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034 (Callable 07/15/2034)		83,000		80,634
Kyndryl Holdings, Inc., 4.10%, 10/15/2041 (Callable 04/15/2041)		90,000		69,543
Marvell Technology, Inc., 5.95%, 09/15/2033 (Callable 06/15/2033)		69,000		71,615
Micron Technology, Inc., 5.80%, 01/15/2035 (Callable 11/15/2034)		50,000		51,168
MSCI, Inc.
3.63%, 09/01/2030 (Callable 05/02/2025) (a)		250,000		230,517
3.88%, 02/15/2031 (Callable 06/01/2025) (a)		105,000		97,797
3.63%, 11/01/2031 (Callable 11/01/2026) (a)		161,000		145,733
3.25%, 08/15/2033 (Callable 08/15/2027) (a)		45,000		38,738
Open Text Corp., 3.88%, 02/15/2028 (Callable 05/02/2025) (a)		25,000		23,469
Oracle Corp.
3.80%, 11/15/2037 (Callable 05/15/2037)		21,000		17,685
5.38%, 09/27/2054 (Callable 03/27/2054)		37,000		33,738
Qorvo, Inc., 3.38%, 04/01/2031 (Callable 04/01/2026) (a)		32,000		28,040
UKG, Inc., 6.88%, 02/01/2031 (Callable 02/01/2027) (a)		40,000		40,450
Workday, Inc., 3.80%, 04/01/2032 (Callable 01/01/2032)		36,000		33,217
				1,634,615

Utilities - 2.9%
Adani Electricity Mumbai Ltd., 3.87%, 07/22/2031 (Callable 01/22/2031)		200,000		161,205
Adani Transmission Step-One Ltd., 4.25%, 05/21/2036		145,000		119,411
AEP Texas, Inc., 5.45%, 05/15/2029 (Callable 04/15/2029)		20,000		20,470
AES Corp., 7.60% to 01/15/2030 then 5 yr. CMT Rate + 3.20%, 01/15/2055 (Callable 10/15/2029)		530,000		536,625
American Electric Power Co., Inc., 6.95% to 12/15/2034 then 5 yr. CMT Rate + 2.68%, 12/15/2054 (Callable 09/15/2034)		290,000		294,968
Arizona Public Service Co., 5.70%, 08/15/2034 (Callable 05/15/2034)		32,000		32,537
Black Hills Corp., 6.00%, 01/15/2035 (Callable 10/15/2034)		65,000		67,145
Calpine Corp., 5.00%, 02/01/2031 (Callable 02/01/2026) (a)		25,000		23,812
Chile Electricity Lux MPC Sarl, 6.01%, 01/20/2033		186,000		189,377
Chile Electricity PEC SpA, 0.00%, 01/25/2028 (a)(d)		194,834		168,773
CMS Energy Corp., 6.50% to 06/01/2035 then 5 yr. CMT Rate + 1.96%, 06/01/2055 (Callable 03/01/2035)		65,000		63,538
Comision Federal de Electricidad, 6.45%, 01/24/2035 (Callable 10/24/2034) (a)		200,000		192,696
Dominion Energy, Inc.
7.00% to 06/01/2034 then 5 yr. CMT Rate + 2.51%, 06/01/2054 (Callable 03/03/2034)		155,000		163,331
6.88% to 02/01/2030 then 5 yr. CMT Rate + 2.39%, 02/01/2055 (Callable 11/03/2029)		125,000		128,437
6.63% to 05/15/2035 then 5 yr. CMT Rate + 2.21%, 05/15/2055 (Callable 02/15/2035)		162,000		160,988
DPL, Inc., 4.13%, 07/01/2025 (Callable 05/02/2025)		160,000		159,200
DTE Energy Co., 5.85%, 06/01/2034 (Callable 03/01/2034)		52,000		53,806
Duke Energy Corp.
5.00%, 08/15/2052 (Callable 02/15/2052)		25,000		21,810
5.80%, 06/15/2054 (Callable 12/15/2053)		51,000		49,845
6.45% to 09/01/2034 then 5 yr. CMT Rate + 2.59%, 09/01/2054 (Callable 06/03/2034)		35,000		34,936
E.ON SE, 0.63%, 11/07/2031 (Callable 08/07/2031)	EUR	75,000		68,738
Emera, Inc., 6.75% to 06/15/2026 then 3 mo. LIBOR US + 5.44%, 06/15/2076 (Callable 06/15/2026) (e)		230,000		230,863
Empresa Electrica Cochrane SpA, 5.50%, 05/14/2027		76,900		75,170
Entergy Louisiana LLC, 5.80%, 03/15/2055 (Callable 09/15/2054)		74,000		74,163
EUSHI Finance, Inc., 7.63% to 12/15/2029 then 5 yr. CMT Rate + 3.14%, 12/15/2054 (Callable 09/15/2029)		80,000		83,458
Eversource Energy, 5.50%, 01/01/2034 (Callable 10/01/2033)		36,000		36,122
Exelon Corp., 6.50% to 03/15/2035 then 5 yr. CMT Rate + 1.98%, 03/15/2055 (Callable 12/15/2034)		165,000		164,959
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/2041 (Callable 07/31/2040) (a)		198,850		196,678
JSW Hydro Energy Ltd., 4.13%, 05/18/2031 (Callable 05/18/2026)		295,000		264,763
Lightning Power LLC, 7.25%, 08/15/2032 (Callable 08/15/2027) (a)		45,000		46,237
Mong Duong Finance Holdings BV, 5.13%, 05/07/2029 (Callable 05/01/2025)		190,613		184,418
National Fuel Gas Co., 5.95%, 03/15/2035 (Callable 12/15/2034)		15,000		15,286
National Rural Utilities Cooperative Finance Corp., 7.46% (3 mo. Term SOFR + 3.17%), 04/30/2043 (Callable 05/02/2025)		125,000		125,064
NextEra Energy Capital Holdings, Inc.
6.75% to 06/15/2034 then 5 yr. CMT Rate + 2.46%, 06/15/2054 (Callable 03/15/2034)		18,000		18,583
6.50% to 08/15/2035 then 5 yr. CMT Rate + 1.98%, 08/15/2055 (Callable 05/15/2035)		90,000		91,012
5.65% to 05/01/2029 then 3 mo. LIBOR US + 3.16%, 05/01/2079 (Callable 05/01/2029) (e)		110,000		108,075
NiSource, Inc.
5.35%, 04/01/2034 (Callable 01/01/2034)		66,000		66,136
6.95% to 11/30/2029 then 5 yr. CMT Rate + 2.45%, 11/30/2054 (Callable 08/30/2029)		18,000		18,298
5.85%, 04/01/2055 (Callable 10/01/2054)		30,000		29,814
NRG Energy, Inc., 6.00%, 02/01/2033 (Callable 11/01/2027) (a)		15,000		14,588
Oklahoma Gas and Electric Co., 5.80%, 04/01/2055 (Callable 10/01/2054)		36,000		36,091
Pike Corp., 8.63%, 01/31/2031 (Callable 01/31/2027) (a)		15,000		15,750
San Diego Gas & Electric Co., 5.55%, 04/15/2054 (Callable 10/15/2053)		22,000		21,138
Sempra, 6.55% to 04/01/2035 then 5 yr. CMT Rate + 2.14%, 04/01/2055 (Callable 01/01/2035)		110,000		104,665
South Jersey Industries, Inc., 5.02%, 04/15/2031 (f)		109,000		92,692
Southern Co., 6.38% to 03/15/2035 then 5 yr. CMT Rate + 2.07%, 03/15/2055 (Callable 12/15/2034)		167,000		170,911
Tierra Mojada Luxembourg II Sarl, 5.75%, 12/01/2040 (Callable 12/01/2037)		173,454		161,766
Virginia Electric and Power Co., 5.55%, 08/15/2054 (Callable 02/15/2054)		25,000		24,420
Vistra Operations Co. LLC
5.63%, 02/15/2027 (Callable 04/12/2025) (a)		110,000		109,588
7.75%, 10/15/2031 (Callable 10/15/2026) (a)		20,000		20,875
6.88%, 04/15/2032 (Callable 04/15/2027) (a)		20,000		20,325
				5,333,556
TOTAL CORPORATE BONDS (Cost $59,076,517)				57,274,397

COLLATERALIZED MORTGAGE OBLIGATIONS - 23.3%		Par		Value
American Tower Depositor Sub LLC, 5.49%, 03/15/2028 (Callable 03/15/2027) (a)		155,000		157,543
Angel Oak Mortgage Trust LLC, Series 2019-2, Class B2, 6.29%, 03/25/2049 (Callable 04/25/2025) (a)(g)		1,300,000		1,302,457
AREIT Trust, Series 2025-CRE10, Class D, 7.11% (1 mo. Term SOFR + 2.79%), 01/17/2030 (Callable 07/17/2027) (a)		100,000		99,753
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.81%, 01/25/2049 (Callable 04/25/2025) (a)(g)		33,164		32,135
Series 2019-2, Class A3, 3.80%, 04/25/2049 (Callable 04/25/2025) (a)(g)		66,688		64,402
ARZ Trust, Series 2024-BILT, Class C, 6.36%, 06/11/2029 (a)		250,000		252,859
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2017-BNK3, Class B, 3.88%, 02/15/2050 (Callable 02/15/2027) (g)		350,000		333,429
BANK-2017, Series 2017-BNK8, Class XE, 1.29%, 11/15/2050 (Callable 08/15/2027) (a)(g)(h)		7,050,000		210,870
BANK-2018, Series 2018-BN11, Class XA, 0.44%, 03/15/2061 (Callable 01/15/2028) (g)(h)		10,933,997		142,071
BANK-2019
Series 2019-BN18, Class B, 3.98%, 05/15/2062 (Callable 05/15/2029)		125,000		108,526
Series 2019-BN21, Class XA, 0.83%, 10/17/2052 (Callable 07/15/2029) (g)(h)		3,928,985		115,900
BANK-2020, Series 2020-BN30, Class XA, 1.27%, 12/15/2053 (g)(h)		1,232,208		66,114
Bayview Asset Management LLC/Private Equity, Series 2022-2, Class AF, 5.00% (30 day avg SOFR US + 0.85%), 12/25/2051 (Callable 03/25/2044) (a)		399,952		370,194
BBCMS Trust
Series 2019-BWAY, Class E, 7.28% (1 mo. Term SOFR + 2.96%), 11/15/2034 (a)		100,000		1,120
Series 2021-C11, Class XD, 1.52%, 09/15/2054 (a)(g)(h)		1,255,000		98,398
Series 2024-5C29, Class C, 5.51%, 09/15/2057 (Callable 09/15/2029)		100,000		95,397
BCRR Trust, Series 2016-FRR3, Class E, 6.22% (30 day avg SOFR US + 18.46%), 05/26/2026 (a)		797,720		782,360
Benchmark Mortgage Trust
Series 2018-B2, Class C, 4.30%, 02/15/2051 (Callable 02/15/2028) (g)		150,000		114,750
Series 2018-B4, Class XD, 1.75%, 07/15/2051 (Callable 04/15/2028) (a)(g)(h)		7,000,000		326,246
Series 2019-B10, Class XB, 0.91%, 03/15/2062 (Callable 01/15/2029) (a)(g)(h)		2,820,000		90,550
Series 2020-B18, Class XA, 1.81%, 07/15/2053 (Callable 05/15/2030) (g)(h)		1,424,816		74,213
Series 2021-B25, Class XA, 1.08%, 04/15/2054 (Callable 02/15/2031) (g)(h)		2,198,747		99,015
Series 2023-V2, Class XA, 0.99%, 05/15/2055 (Callable 03/15/2028) (g)(h)		1,796,913		47,154
BLP Commercial Mortgage Trust, Series 2024-IND2, Class B, 6.01% (1 mo. Term SOFR + 1.69%), 03/15/2041 (a)		332,090		331,260
BMO Mortgage Trust, Series 2024-5C6, Class C, 5.88%, 09/15/2057 (Callable 09/15/2029) (g)		60,000		59,436
BOCA Commercial Mortgage Trust
Series 2024-BOCA, Class A, 6.24% (1 mo. Term SOFR + 1.92%), 08/15/2041 (a)		100,000		99,875
Series 2024-BOCA, Class B, 6.66% (1 mo. Term SOFR + 2.34%), 08/15/2041 (a)		350,000		349,672
BPR Trust, Series 2021-TY, Class D, 6.78% (1 mo. Term SOFR + 2.46%), 09/15/2038 (a)		100,000		99,272
BSPRT 2017-FL1 Co.-Issuer LLC
Series 2023-FL10, Class A, 6.58% (1 mo. Term SOFR + 2.26%), 09/15/2035 (Callable 04/15/2025) (a)		100,000		100,293
Series 2023-FL10, Class B, 7.58% (1 mo. Term SOFR + 3.27%), 09/15/2035 (Callable 04/15/2025) (a)		100,000		100,729
Series 2024-FL11, Class B, 6.61% (1 mo. Term SOFR + 2.29%), 07/15/2039 (Callable 09/15/2027) (a)		100,000		99,844
BX Trust
Series 2021-21M, Class A, 5.16% (1 mo. Term SOFR + 0.84%), 10/15/2036 (a)		67,491		66,943
Series 2021-21M, Class E, 6.60% (1 mo. Term SOFR + 2.29%), 10/15/2036 (a)		175,000		171,392
Series 2021-ARIA, Class C, 6.08% (1 mo. Term SOFR + 1.76%), 10/15/2036 (a)		450,000		448,883
Series 2021-CIP, Class A, 5.35% (1 mo. Term SOFR + 1.04%), 12/15/2038 (a)		100,775		100,618
Series 2021-LBA, Class EV, 6.43% (1 mo. Term SOFR + 2.11%), 02/15/2036 (a)		197,702		194,739
Series 2021-RISE, Class A, 5.18% (1 mo. Term SOFR + 0.86%), 11/15/2036 (a)		380,398		377,546
Series 2021-RISE, Class B, 5.68% (1 mo. Term SOFR + 1.36%), 11/15/2036 (a)		84,533		83,952
Series 2021-SDMF, Class D, 5.82% (1 mo. Term SOFR + 1.50%), 09/15/2034 (a)		329,672		324,729
Series 2021-VOLT, Class A, 5.13% (1 mo. Term SOFR + 0.81%), 09/15/2036 (a)		115,000		113,544
Series 2021-VOLT, Class E, 6.43% (1 mo. Term SOFR + 2.11%), 09/15/2036 (a)		100,000		98,251
Series 2021-XL2, Class A, 5.12% (1 mo. Term SOFR + 0.80%), 10/15/2038 (a)		56,869		56,656
Series 2022-CLS, Class A, 5.76%, 10/13/2027 (a)		65,000		65,701
Series 2022-LBA6, Class C, 5.92% (1 mo. Term SOFR + 1.60%), 01/15/2039 (a)		350,000		348,907
Series 2023-VLT3, Class A, 6.26% (1 mo. Term SOFR + 1.94%), 11/15/2028 (a)		375,000		373,756
Series 2023-XL3, Class A, 6.08% (1 mo. Term SOFR + 1.76%), 12/09/2040 (a)		322,204		322,204
Series 2024-BIO, Class D, 7.96% (1 mo. Term SOFR + 3.64%), 02/15/2041 (a)		100,000		97,727
Series 2024-CNYN, Class C, 6.26% (1 mo. Term SOFR + 1.94%), 04/15/2041 (a)		253,585		253,109
Series 2024-KING, Class B, 6.06% (1 mo. Term SOFR + 1.74%), 05/15/2034 (a)		378,023		376,607
Series 2024-XL5, Class A, 5.71% (1 mo. Term SOFR + 1.39%), 03/15/2041 (a)		134,029		134,076
BX Trust 2024-VLT4, Series 2024-AIRC, Class C, 6.91% (1 mo. Term SOFR + 2.59%), 08/15/2039 (a)		100,000		99,938
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 5.69% (1 mo. Term SOFR + 1.37%), 12/15/2037 (a)		100,000		99,813
Century Plaza Towers, Series 2019-CPT, Class E, 3.00%, 11/13/2039 (Callable 11/13/2029) (a)(g)		130,000		104,048
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.57%, 05/10/2058 (Callable 11/10/2026) (g)(h)		528,723		5,551
Chase Mortgage Finance Corp., Series 2024-6, Class A9A, 6.00%, 05/25/2055 (Callable 11/25/2034) (a)(g)		392,620		392,620
CIM Trust
Series 2018-INV1, Class A10, 4.00%, 08/25/2048 (Callable 09/25/2029) (a)(g)		170,684		157,368
Series 2019-INV2, Class A3, 4.00%, 05/25/2049 (Callable 08/25/2030) (a)(g)		12,290		11,374
Series 2019-J1, Class B2, 3.94%, 08/25/2049 (Callable 07/25/2025) (a)(g)		155,699		143,672
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class XA, 1.82%, 05/10/2049 (Callable 06/10/2026) (g)(h)		682,637		8,428
Series 2017-P8, Class XA, 0.86%, 09/15/2050 (Callable 07/15/2027) (g)(h)		941,545		14,650
Series 2019-C7, Class XA, 0.82%, 12/15/2072 (Callable 10/15/2029) (g)(h)		3,605,529		120,295
Series 2023-SMRT, Class A, 5.82%, 10/12/2040 (a)(g)		100,000		102,480
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD4, Class XA, 1.22%, 05/10/2050 (Callable 05/10/2027) (g)(h)		1,328,318		24,770
Commercial Mortgage Pass Through Certificates
Series 2013-CR12, Class XA, 0.30%, 10/10/2046 (Callable 04/10/2025) (g)(h)		224,258		2
Series 2015-LC21, Class XA, 0.57%, 07/10/2048 (Callable 07/10/2025) (g)(h)		846,490		355
Computershare Corporate Trust
Series 2015-SG1, Class A4, 3.79%, 09/15/2048 (Callable 08/15/2025)		252,979		250,160
Series 2018-C45, Class XA, 0.76%, 06/15/2051 (Callable 04/15/2028) (g)(h)		4,640,030		94,970
Series 2019-JWDR, Class F, 4.56%, 09/15/2031 (a)(g)		100,000		97,509
Series 2021-C59, Class E, 2.50%, 04/15/2054 (Callable 04/15/2031) (a)		400,000		210,472
Connecticut Avenue Securities Trust 2025-R02, Series 2025-R02, Class 1M2, 5.94% (30 day avg SOFR US + 1.60%), 02/25/2045 (Callable 02/25/2030) (a)		140,000		139,887
Countrywide Alternative Loan Trust
Series 2007-16CB, Class 5A4, 6.25%, 08/25/2037 (Callable 04/25/2025)		454,575		213,855
Series 2007-OA4, Class A1, 4.77% (1 mo. Term SOFR + 0.45%), 05/25/2047 (Callable 04/25/2025)		209,382		191,415
Credit Suisse Mortgage Capital Certificates, Series 2019-NQM1, Class A1, 3.66%, 10/25/2059 (Callable 04/25/2025) (a)(f)		6,398		6,317
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class XA, 1.85%, 01/15/2049 (Callable 02/15/2026) (g)(h)		577,046		5,755
Series 2017-CX10, Class XA, 0.84%, 11/15/2050 (Callable 09/15/2027) (g)(h)		4,022,380		58,144
Series 2018-CX12, Class XA, 0.54%, 08/15/2051 (Callable 06/15/2028) (g)(h)		4,024,252		61,754
DK Trust, Series 2024-SPBX, Class C, 6.27% (1 mo. Term SOFR + 1.95%), 03/15/2034 (a)		400,000		399,000
ELM Trust, Series 2024-ELM, Class C15, 5.78%, 06/10/2039 (a)(g)		300,000		303,529
Fannie Mae Connecticut Avenue Securities
Series 2022-R01, Class 1M1, 5.34% (30 day avg SOFR US + 1.00%), 12/25/2041 (Callable 12/25/2026) (a)		23,351		23,342
Series 2022-R03, Class 1M1, 6.44% (30 day avg SOFR US + 2.10%), 03/25/2042 (Callable 03/25/2027) (a)		13,832		14,035
Series 2022-R04, Class 1M1, 6.34% (30 day avg SOFR US + 2.00%), 03/25/2042 (Callable 03/25/2027) (a)		29,136		29,500
Series 2022-R05, Class 2M2, 7.34% (30 day avg SOFR US + 3.00%), 04/25/2042 (Callable 04/25/2027) (a)		240,000		245,114
Series 2022-R06, Class 1M1, 7.09% (30 day avg SOFR US + 2.75%), 05/25/2042 (Callable 05/25/2027) (a)		56,616		57,888
Series 2022-R08, Class 1M2, 7.94% (30 day avg SOFR US + 3.60%), 07/25/2042 (Callable 07/25/2027) (a)		300,000		312,124
Series 2022-R09, Class 2M1, 6.84% (30 day avg SOFR US + 2.50%), 09/25/2042 (Callable 09/25/2027) (a)		61,280		62,402
Series 2023-R01, Class 1M1, 6.74% (30 day avg SOFR US + 2.40%), 12/25/2042 (Callable 12/25/2027) (a)		41,492		42,372
Series 2023-R03, Class 2M2, 8.24% (30 day avg SOFR US + 3.90%), 04/25/2043 (Callable 04/25/2028) (a)		65,000		68,939
Series 2023-R06, Class 1M2, 7.04% (30 day avg SOFR US + 2.70%), 07/25/2043 (Callable 07/25/2028) (a)		85,000		87,363
Series 2024-R02, Class 1M1, 5.44% (30 day avg SOFR US + 1.10%), 02/25/2044 (Callable 02/25/2029) (a)		157,632		157,448
Series 2024-R03, Class 2M2, 6.29% (30 day avg SOFR US + 1.95%), 03/25/2044 (Callable 03/25/2029) (a)		300,000		301,073
Federal Home Loan Mortgage Corp.
Pool U69911, 4.00%, 04/01/2045		3,597,588		3,459,579
Series 2021-P011, Class X1, 1.76%, 09/25/2045 (g)(h)		511,524		56,077
Series 2980, Class SC, 2.24% (-1 x 30 day avg SOFR US + 6.59%), 05/15/2035 (h)(i)		177,363		12,801
Series 2989, Class SG, 2.71% (-7 x 30 day avg SOFR US + 33.15%), 08/15/2034 (i)		105,699		111,821
Series 3311, Class IA, 1.95% (-1 x 30 day avg SOFR US + 6.30%), 05/15/2037 (h)(i)		865,023		77,056
Series 3359, Class SC, 1.26% (-1 x 30 day avg SOFR US + 5.61%), 08/15/2037 (h)(i)		290,770		19,745
Series 3966, Class SA, 1.44% (-1 x 30 day avg SOFR US + 5.79%), 12/15/2041 (h)(i)		419,978		36,687
Series 4077, Class TS, 1.54% (-1 x 30 day avg SOFR US + 5.89%), 05/15/2041 (h)(i)		245,757		22,086
Series 4089, Class SH, 1.54% (-1 x 30 day avg SOFR US + 5.89%), 08/15/2042 (h)(i)		342,706		34,199
Series 4249, Class CS, 1.30% (-1 x 30 day avg SOFR US + 4.56%), 09/15/2043 (i)		531,152		380,758
Series 4993, Class KS, 1.60% (-1 x 30 day avg SOFR US + 5.94%), 07/25/2050 (h)(i)		2,243,537		316,114
Series K109, Class X1, 1.57%, 04/25/2030 (Callable 04/25/2030) (g)(h)		657,432		41,892
Series K117, Class X1, 1.22%, 08/25/2030 (Callable 07/25/2030) (g)(h)		1,264,532		66,902
Series K122, Class X1, 0.87%, 11/25/2030 (Callable 08/25/2030) (g)(h)		1,828,287		71,320
Series K-1515, Class X1, 1.51%, 02/25/2035 (Callable 11/25/2034) (g)(h)		790,632		80,470
Series K-1518, Class X1, 0.86%, 10/25/2035 (Callable 07/25/2035) (g)(h)		1,461,535		89,168
Series K-1521, Class X1, 0.98%, 08/25/2036 (Callable 06/25/2036) (g)(h)		810,733		61,598
Series KG04, Class X1, 0.85%, 11/25/2030 (Callable 08/25/2030) (g)(h)		1,884,428		69,746
Series KL06, Class XFX, 1.36%, 12/25/2029 (Callable 09/25/2029) (g)(h)		951,486		40,952
Federal National Mortgage Association
Pool FS7738, 6.00%, 03/01/2054		2,857,392		2,948,498
Pool MA5039, 5.50%, 06/01/2053		3,829		3,835
Series 2007-50, Class SX, 2.00% (-1 x 30 day avg SOFR US + 6.34%), 06/25/2037 (h)(i)		1,417,723		133,433
Series 2008-22, Class SB, 1.71% (-1 x 30 day avg SOFR US + 6.05%), 04/25/2048 (h)(i)		1,179,644		134,575
Series 2009-52, Class PI, 5.00%, 07/25/2039 (h)		55,273		7,887
Series 2009-78, Class XS, 2.29% (-1 x 30 day avg SOFR US + 6.63%), 10/25/2039 (h)(i)		1,929,567		199,977
Series 2009-86, Class IP, 5.50%, 10/25/2039 (h)		52,283		10,173
Series 2010-19, Class SM, 1.80% (-1 x 30 day avg SOFR US + 6.14%), 03/25/2040 (h)(i)		3,132,702		272,685
Series 2011-124, Class NS, 2.05% (-1 x 30 day avg SOFR US + 6.39%), 12/25/2041 (h)(i)		301,669		37,720
Series 2012-20, Class SA, 2.00% (-1 x 30 day avg SOFR US + 6.34%), 03/25/2042 (h)(i)		280,697		29,770
Series 2012-76, Class SC, 1.55% (-1 x 30 day avg SOFR US + 5.89%), 07/25/2042 (h)(i)		134,659		14,451
Series 2014-28, Class SD, 1.60% (-1 x 30 day avg SOFR US + 5.94%), 05/25/2044 (h)(i)		588,956		57,452
Series 2017-53, Class IE, 4.00%, 07/25/2047 (h)		129,601		26,769
Series 2019-33, Class PS, 1.60% (-1 x 30 day avg SOFR US + 5.94%), 07/25/2049 (h)(i)		3,619,721		414,404
Series 2019-83, Class QS, 1.50% (-1 x 30 day avg SOFR US + 5.84%), 01/25/2050 (h)(i)		4,028,500		510,480
Series 2020-53, Class DI, 3.00%, 08/25/2060 (h)		2,542,038		405,838
Series 2020-79, Class IT, 4.00%, 11/25/2050 (h)		5,027,685		1,043,399
Series 2020-99, Class IC, 3.50%, 04/25/2050 (h)		3,658,763		679,832
Series 2021-R02, Class 2B2, 10.54% (30 day avg SOFR US + 6.20%), 11/25/2041 (Callable 11/25/2026) (a)		55,000		57,766
Series 419, Class C4, 3.50%, 04/25/2044 (h)		1,829,921		289,177
First Republic Mortgage Loan Trust, Series 2020-1, Class B1, 2.88%, 04/25/2050 (a)(g)		690,905		631,191
Flagstar Mortgage Trust, Series 2018-6RR, Class B1, 4.91%, 10/25/2048 (Callable 11/25/2031) (a)(g)		412,707		396,233
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, 5.99% (30 day avg SOFR US + 1.65%), 01/25/2034 (Callable 01/25/2034) (a)		155,012		155,618
Series 2021-HQA4, Class B1, 8.09% (30 day avg SOFR US + 3.75%), 12/25/2041 (Callable 12/25/2026) (a)		700,000		718,290
Series 2021-HQA4, Class M2, 6.69% (30 day avg SOFR US + 2.35%), 12/25/2041 (Callable 12/25/2026) (a)		400,000		403,673
Series 2022-DNA2, Class M1B, 6.74% (30 day avg SOFR US + 2.40%), 02/25/2042 (Callable 02/25/2027) (a)		300,000		305,191
Series 2022-DNA3, Class M1A, 6.34% (30 day avg SOFR US + 2.00%), 04/25/2042 (Callable 04/25/2027) (a)		83,293		84,258
Series 2022-DNA4, Class M1A, 6.54% (30 day avg SOFR US + 2.20%), 05/25/2042 (Callable 05/25/2027) (a)		94,128		95,185
Series 2022-DNA4, Class M1B, 7.69% (30 day avg SOFR US + 3.35%), 05/25/2042 (Callable 05/25/2027) (a)		110,000		114,159
Series 2022-DNA6, Class M1A, 6.49% (30 day avg SOFR US + 2.15%), 09/25/2042 (Callable 09/25/2027) (a)		72,791		73,436
Series 2022-DNA7, Class M1A, 6.84% (30 day avg SOFR US + 2.50%), 03/25/2052 (Callable 09/25/2027) (a)		62,659		63,710
Series 2022-HQA1, Class M1B, 7.84% (30 day avg SOFR US + 3.50%), 03/25/2042 (Callable 03/25/2027) (a)		85,000		88,746
Series 2022-HQA3, Class M1B, 7.89% (30 day avg SOFR US + 3.55%), 08/25/2042 (Callable 08/25/2027) (a)		125,000		131,061
Series 2024-HQA1, Class M2, 6.34% (30 day avg SOFR US + 2.00%), 03/25/2044 (Callable 03/25/2029) (a)		185,000		185,632
Series 2025-HQA1, Class M1, 5.49% (30 day avg SOFR US + 1.15%), 02/25/2045 (Callable 02/25/2030) (a)		151,684		151,574
Series 2025-HQA1, Class M2, 5.99% (30 day avg SOFR US + 1.65%), 02/25/2045 (Callable 02/25/2030) (a)		120,000		119,185
FREMF Mortgage Trust, Series 2019-KF71, Class C, 10.47% (30 day avg SOFR US + 6.11%), 10/25/2029 (Callable 10/25/2029) (a)		149,160		145,274
Government National Mortgage Association
Series 2010-133, Class SD, 1.64% (-1 x 1 mo. Term SOFR + 5.96%), 10/16/2040 (h)(i)		1,309,211		59,899
Series 2014-102, Class SY, 1.22% (-1 x 1 mo. Term SOFR + 5.54%), 02/20/2044 (h)(i)		1,259,271		73,213
Series 2018-83, Class HI, 5.00%, 01/20/2048 (h)		600,682		113,555
Series 2022-192, Class IO, 0.67%, 09/16/2064 (Callable 05/16/2048) (g)(h)		3,461,326		200,101
Series 2024-15, Class BI, 0.74%, 10/16/2065 (Callable 09/16/2048) (g)(h)		3,467,876		198,178
Series 2024-35, Class IB, 0.80%, 07/16/2065 (Callable 08/16/2048) (g)(h)		3,148,538		195,661
Great Wolf Trust
Series 2024-WLF2, Class A, 6.01% (1 mo. Term SOFR + 1.69%), 05/15/2041 (a)		250,000		249,922
Series 2024-WOLF, Class A, 5.86% (1 mo. Term SOFR + 1.54%), 03/15/2039 (a)		350,000		350,218
GS Mortgage Securities Corp. II
Series 2018-GS9, Class A4, 3.99%, 03/10/2051 (Callable 03/10/2028) (g)		250,000		243,094
Series 2018-RIVR, Class C, 5.87% (1 mo. Term SOFR + 1.55%), 07/15/2035 (a)		122,000		4,575
Series 2019-GC42, Class XA, 0.81%, 09/10/2052 (Callable 06/10/2029) (g)(h)		2,140,766		61,688
Series 2020-GC47, Class XA, 1.12%, 05/12/2053 (Callable 02/12/2030) (g)(h)		1,457,334		63,770
Series 2020-GSA2, Class XA, 1.69%, 12/12/2053 (Callable 10/10/2030) (a)(g)(h)		1,140,747		80,652
Series 2021-ARDN, Class E, 7.78% (1 mo. Term SOFR + 3.46%), 11/15/2036 (a)		100,000		98,927
Series 2024-FAIR, Class A, 5.48%, 07/15/2029 (a)(g)		400,000		407,647
GS Mortgage-Backed Securities Trust
Series 2020-PJ6, Class A4, 2.50%, 05/25/2051 (Callable 06/25/2047) (a)(g)		298,505		242,548
Series 2022-PJ1, Class A4, 2.50%, 05/28/2052 (Callable 04/25/2047) (a)(g)		247,588		200,044
Series 2024-PJ4, Class B2, 6.20%, 08/25/2054 (Callable 08/25/2038) (a)(g)		98,255		97,967
GSAA Trust
Series 2006-4, Class 4A3, 4.26%, 03/25/2036 (Callable 04/25/2025) (g)		368,612		215,419
Series 2007-7, Class A4, 4.97% (1 mo. Term SOFR + 0.65%), 07/25/2037 (Callable 04/25/2025)		63,895		62,330
GSCG Trust, Series 2019-600C, Class E, 3.85%, 09/06/2034 (a)(g)		183,000		7,337
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.88%, 05/10/2039 (a)(g)		500,000		503,078
Hundred Acre Wood Trust, Series 2021-INV1, Class A27, 2.50%, 07/25/2051 (Callable 04/25/2045) (a)(g)		290,496		234,530
JP Morgan Mortgage Trust
Series 2018-8, Class B1, 4.03%, 01/25/2049 (Callable 04/25/2025) (a)(g)		421,535		382,356
Series 2019-8, Class A15, 3.50%, 03/25/2050 (Callable 03/25/2026) (a)(g)		6,916		6,109
Series 2019-8, Class B2A, 3.16%, 03/25/2050 (Callable 03/25/2026) (a)(g)		174,440		149,899
Series 2020-4, Class A5, 3.00%, 11/25/2050 (Callable 11/25/2028) (a)(g)		167,951		143,095
Series 2022-5, Class A9, 2.80%, 09/25/2052 (Callable 11/25/2044) (a)(g)		425,469		348,910
Series 2025-CCM1, Class A2, 5.50%, 06/25/2055 (Callable 07/25/2046) (a)(g)		198,243		196,105
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class XA, 1.47%, 06/15/2049 (Callable 03/15/2026) (g)(h)		852,783		6,842
Life Mortgage Trust US
Series 2022-BMR2, Class A1, 5.61% (1 mo. Term SOFR + 1.30%), 05/15/2039 (Callable 05/15/2025) (a)		170,000		165,115
Series 2022-BMR2, Class B, 6.11% (1 mo. Term SOFR + 1.79%), 05/15/2039 (Callable 05/15/2025) (a)		250,000		230,846
LoanCore, Series 2025-CRE8, Class D, 7.06% (1 mo. Term SOFR + 2.74%), 08/17/2042 (Callable 08/17/2027) (a)		100,000		99,783
LSTAR Commercial Mortgage Trust
Series 2016-4, Class C, 4.57%, 03/10/2049 (Callable 03/10/2026) (a)(g)		274,000		256,471
Series 2016-4, Class XA, 1.63%, 03/10/2049 (Callable 03/10/2026) (a)(g)(h)		807,281		3,689
Series 2017-5, Class X, 0.84%, 03/10/2050 (Callable 03/10/2027) (a)(g)(h)		1,753,622		16,068
MF1 Multifamily Housing Mortgage Loan Trust
Series 2023-FL12, Class C, 8.09% (1 mo. Term SOFR + 3.78%), 10/19/2038 (Callable 04/19/2025) (a)		100,000		100,182
Series 2024-FL15, Class B, 6.81% (1 mo. Term SOFR + 2.49%), 08/18/2041 (Callable 07/18/2026) (a)		100,000		99,969
Series 2024-FL16, Class D, 7.91% (1 mo. Term SOFR + 3.59%), 11/18/2039 (Callable 10/18/2026) (a)		100,000		100,492
Series 2025-FL17, Class D, 7.05% (1 mo. Term SOFR + 2.74%), 02/18/2040 (Callable 07/18/2026) (a)		100,000		99,690
MFRA Trust, Series 2020-NQM3, Class A3, 1.63%, 01/26/2065 (Callable 04/25/2025) (a)(g)		69,846		65,234
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 7.03% (1 mo. Term SOFR + 2.72%), 04/15/2038 (a)		240,000		238,096
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9, Class B, 3.71%, 05/15/2046 (Callable 06/15/2028) (g)		93,039		87,676
Series 2014-C17, Class E, 3.50%, 08/15/2047 (Callable 07/15/2025) (a)		97,504		96,230
Morgan Stanley Capital I, Inc.
Series 2016-UB12, Class XA, 0.63%, 12/15/2049 (Callable 09/15/2026) (g)(h)		2,459,583		17,508
Series 2019-NUGS, Class E, 6.68% (1 mo. Term SOFR + 2.36%), 12/15/2036 (a)		147,000		3,675
Series 2019-NUGS, Class F, 7.28% (1 mo. Term SOFR + 2.96%), 12/15/2036 (a)		125,000		625
Series 2019-PLND, Class E, 6.58% (1 mo. Term SOFR + 2.26%), 05/15/2036 (Callable 04/15/2025) (a)		189,000		3,780
One New York Plaza Trust, Series 2020-1NYP, Class C, 6.63% (1 mo. Term SOFR + 2.31%), 01/15/2036 (a)		160,000		148,940
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, 5.20%, 07/15/2039 (a)(g)		350,000		353,590
PFP III Ltd., Series 2024-11, Class B, 6.81% (1 mo. Term SOFR + 2.49%), 09/17/2039 (Callable 09/17/2027) (a)		99,553		99,367
PR Mortgage Loan Trust, Series 2014-1, Class APT, 5.86%, 10/25/2049 (Callable 04/25/2031) (a)(g)		867,902		810,800
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 11/25/2047) (a)(g)		200,000		122,578
Rate Mortgage Trust, Series 2021-HB1, Class A31, 2.50%, 12/25/2051 (Callable 05/25/2045) (a)(g)		417,785		337,296
RCKT Mortgage Trust, Series 2021-1, Class B3, 2.72%, 03/25/2051 (Callable 09/25/2047) (a)(g)		442,851		366,020
RLGH Trust, Series 2021-TROT, Class A, 5.23% (1 mo. Term SOFR + 0.91%), 04/15/2036 (a)		100,000		98,857
ROCK Trust 2024-CNTR, Series 2024-CNTR, Class D, 7.11%, 11/13/2041 (a)		300,000		309,952
SCOTT Trust 2023-SFS, Series 2023-SFS, Class AS, 6.20%, 03/10/2040 (a)		100,000		99,588
Sequoia Mortgage Trust
Series 2021-3, Class B3, 2.65%, 05/25/2051 (Callable 05/25/2048) (a)(g)		450,080		362,208
Series 2024-9, Class A20, 5.50%, 10/25/2054 (Callable 12/25/2037) (a)(g)		167,159		164,416
Series 2025-2, Class A19, 6.00%, 03/25/2055 (Callable 11/25/2037) (a)(g)		198,323		198,323
SG Commercial Mortgage Securities LLC, Series 2016-C5, Class XA, 1.82%, 10/10/2048 (Callable 07/10/2026) (g)(h)		816,852		9,661
SMRT 2022-MINI, Series 2022-MINI, Class B, 5.67% (1 mo. Term SOFR + 1.35%), 01/15/2039 (a)		250,000		246,564
UBS Commercial Mortgage Trust
Series 2017-C3, Class C, 4.38%, 08/15/2050 (Callable 08/15/2027) (g)		100,000		93,724
Series 2018-C13, Class C, 4.97%, 10/15/2051 (Callable 10/15/2028) (g)		100,000		90,054
Series 2018-C9, Class XA, 0.90%, 03/15/2051 (Callable 03/15/2028) (g)(h)		2,157,234		48,934
UBS-Barclays Commercial Mortgage Trust, Series 2019-C3, Class XA, 1.31%, 05/15/2052 (Callable 03/15/2029) (g)(h)		1,378,268		58,162
Verus Securitization Trust, Series 2022-INV1, Class A1, 5.04%, 08/25/2067 (Callable 08/25/2025) (a)(f)		75,731		75,033
WaMu Mortgage Pass Through Certificates, Series 2007-HY3, Class 1A1, 3.88%, 03/25/2037 (Callable 04/25/2025) (g)		316,296		248,679
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2024-5C2, Class C, 6.33%, 11/15/2057 (Callable 11/15/2029) (g)		100,000		98,656
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $47,122,635)				42,468,616

U.S. TREASURY SECURITIES - 8.4%		Par		Value
United States Treasury Note/Bond
1.50%, 01/31/2027		90,000		86,161
3.88%, 03/31/2027		67,000		66,979
2.63%, 05/31/2027		40,000		38,944
4.00%, 03/31/2030		1,776,000		1,779,885
0.63%, 08/15/2030		1,000,000		838,437
0.88%, 11/15/2030		3,000,000		2,531,250
2.88%, 05/15/2032		25,000		23,129
2.75%, 08/15/2032		695,000		635,491
3.50%, 02/15/2033		725,000		694,414
4.63%, 02/15/2035		2,611,000		2,697,489
1.38%, 11/15/2040		6,800,000		4,417,875
2.38%, 02/15/2042		190,000		140,986
2.75%, 11/15/2042		90,000		69,975
3.00%, 02/15/2049		1,195,000		903,345
2.00%, 02/15/2050		368,000		222,640
3.63%, 02/15/2053		150,000		126,352
TOTAL U.S. TREASURY SECURITIES (Cost $15,463,694)				15,273,352

ASSET-BACKED SECURITIES - 7.7%		Par		Value
ACE Securities Corp., Series 2007-D1, Class A4, 6.93%, 02/25/2038 (Callable 01/25/2036) (a)(f)		205,604		174,191
ACREC Trust, Series 2021-FL1, Class C, 6.58% (1 mo. Term SOFR + 2.26%), 10/16/2036 (Callable 04/16/2025) (a)		375,000		374,268
Air Canada, 3.70%, 01/15/2026 (a)		363,757		355,846
AMSR Trust, Series 2021-SFR3, Class H, 4.90%, 10/17/2038 (a)		550,000		525,013
Apollo Aviation Securitization Equity Trust, Series 2024-2A, Class B, 6.61%, 09/16/2049 (a)		241,370		246,047
Applebee's Funding LLC, Series 2019-1A, Class A2II, 4.72%, 06/05/2049 (Callable 06/05/2025) (a)		99,000		97,598
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/2046 (Callable 07/17/2028) (a)		45,596		42,286
Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.44%, 07/15/2046 (Callable 07/15/2028) (a)		170,152		156,857
Blackstone Mortgage Trust, Inc., Series 2021-FL4, Class A, 5.48% (1 mo. Term SOFR + 1.16%), 05/15/2038 (Callable 07/15/2026) (a)		72,873		72,100
Blue Stream Communications LLC, Series 2024-1A, Class B, 6.04%, 11/20/2054 (Callable 05/20/2028) (a)		250,000		251,666
Bojangles Issuer LLC, Series 2024-1A, Class A2, 6.58%, 11/20/2054 (Callable 11/20/2027) (a)(c)		175,000		175,729
Citigroup Mortgage Loan Trust, Inc., Series 2015-RP2, Class B4, 4.25%, 01/25/2053 (Callable 10/25/2031) (a)		380,466		371,241
Cloud Capital Holdco LP, Series 2024-2A, Class A2, 5.92%, 11/22/2049 (Callable 11/22/2028) (a)		250,000		253,541
Cologix Data Centers US Issuer LLC, Series 2021-1A, Class A2, 3.30%, 12/26/2051 (Callable 04/25/2025) (a)		150,000		143,877
COLT Funding LLC, Series 2022-5, Class A1, 4.55%, 04/25/2067 (Callable 04/25/2025) (a)(g)		73,169		72,839
Compass Datacenters LLC, Series 2024-1A, Class B, 7.00%, 02/25/2049 (Callable 02/25/2027) (a)		250,000		253,282
DataBank Issuer, Series 2023-1A, Class A2, 5.12%, 02/25/2053 (Callable 02/25/2026) (a)		605,000		596,196
DB Master Finance Parent LLC, Series 2019-1A, Class A2II, 4.02%, 05/20/2049 (Callable 05/20/2025) (a)		85,050		84,558
DigitalBridge Group, Inc., Series 2023-1A, Class B, 5.75%, 09/15/2048 (Callable 09/15/2026) (a)		100,000		97,036
Exeter Automobile Receivables Trust, Series 2024-1A, Class B, 5.29%, 08/15/2028 (Callable 08/15/2028)		100,000		100,462
First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class M1, 5.71% (1 mo. Term SOFR + 1.39%), 07/25/2034 (Callable 04/25/2025)		54,418		54,034
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)		90,470		88,543
GCAT, Series 2022-NQM4, Class A1, 5.27%, 08/25/2067 (Callable 08/25/2025) (a)(f)		77,899		77,385
GSAA Trust, Series 2005-6, Class M1, 5.08% (1 mo. Term SOFR + 0.76%), 06/25/2035 (Callable 04/25/2025)		31,164		31,061
Helios Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/01/2055 (Callable 10/30/2030) (a)		437,907		358,699
Home Partners of America Trust, Series 2019-1, Class B, 3.16%, 09/17/2039 (Callable 04/17/2025) (a)		76,218		72,667
Horizon Aircraft Finance Ltd., Series 2024-1, Class A, 5.38%, 09/15/2049 (a)		243,750		239,948
Jersey Mike's Funding, Series 2024-1A, Class A2, 5.64%, 02/15/2055 (Callable 02/15/2029) (a)		210,000		211,355
KREF
Series 2021-FL2, Class B, 6.08% (1 mo. Term SOFR + 1.76%), 02/15/2039 (Callable 04/15/2025) (a)		100,000		97,652
Series 2022-FL3, Class A, 5.77% (1 mo. Term SOFR + 1.45%), 02/17/2039 (Callable 04/17/2025) (a)		89,207		88,812
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.64%, 10/15/2046 (a)		181,548		167,512
Mill City Solar Loan, Series 2019-2GS, Class A, 3.69%, 07/20/2043 (Callable 01/20/2035) (a)		60,428		54,697
Morgan Stanley ABS Capital I, Inc., Series 2006-NC1, Class M1, 5.00% (1 mo. Term SOFR + 0.68%), 12/25/2035 (Callable 04/25/2025)		53,648		53,412
Mosaic Solar Loans LLC
Series 2018-1A, Class A, 4.01%, 06/22/2043 (Callable 05/20/2030) (a)		126,643		117,177
Series 2018-2GS, Class A, 4.20%, 02/22/2044 (Callable 06/20/2030) (a)		139,770		127,978
Series 2018-2GS, Class B, 4.74%, 02/22/2044 (Callable 06/20/2030) (a)		87,684		78,948
Navient Student Loan Trust
Series 2019-GA, Class A, 2.40%, 10/15/2068 (Callable 05/15/2027) (a)		34,802		33,329
Series 2020-BA, Class A2, 2.12%, 01/15/2069 (Callable 08/15/2027) (a)		77,301		73,564
Series 2020-HA, Class A, 1.31%, 01/15/2069 (Callable 01/15/2028) (a)		46,132		43,260
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 10/15/2028) (a)		42,102		38,029
Series 2021-BA, Class A, 0.94%, 07/15/2069 (Callable 08/15/2029) (a)		37,023		33,646
Series 2021-FA, Class A, 1.11%, 02/18/2070 (Callable 10/15/2030) (a)		346,060		304,144
Navigator Aircraft ABS Ltd., Series 2024-1, Class A, 5.40%, 08/15/2049 (a)		239,583		237,472
Neighborly Issuer, Series 2021-1A, Class A2, 3.58%, 04/30/2051 (Callable 10/30/2026) (a)		481,250		451,032
OCCU Auto Receivables Trust, Series 2022-1A, Class A3, 5.50%, 10/15/2027 (Callable 08/15/2027) (a)		71,847		72,004
Pagaya AI Debt Selection Trust, Series 2023-3, Class A, 7.60%, 12/16/2030 (Callable 04/15/2025) (a)		36,600		36,641
PennyMac Mortgage Investment Trust, Series 2017-PM1, Class XIO, 0.00%, 10/25/2048 (a)(d)(h)		130,492,950		611,699
Progress Residential Trust
Series 2021-SFR3, Class G, 4.25%, 05/17/2026 (a)		1,100,000		1,075,062
Series 2021-SFR6, Class G, 4.00%, 07/17/2038 (Callable 07/17/2026) (a)		700,000		680,147
Ready Capital Corp., Series 2023-FL11, Class B, 7.85% (1 mo. Term SOFR + 3.53%), 10/25/2039 (Callable 04/25/2025) (a)		100,000		100,094
Renaissance Home Equity Loan Trust, Series 2004-4, Class MF2, 5.82%, 02/25/2035 (Callable 04/25/2025) (f)		241,166		211,052
Santander Consumer USA Holdings, Inc., Series 2022-3, Class C, 4.49%, 08/15/2029 (Callable 07/15/2026)		200,000		199,426
SBA Depositor LLC, Series 2022-1, 6.60%, 01/15/2028 (Callable 01/15/2027) (a)		145,000		148,485
SERVPRO Master Issuer LLC, Series 2024-1A, Class A2, 6.17%, 01/25/2054 (Callable 01/25/2029) (a)		99,000		100,642
Slam Ltd., Series 2024-1A, Class A, 5.34%, 09/15/2049 (a)		116,186		114,725
SMB Private Education Loan Trust, Series 2024-F, Class A1A, 5.06%, 03/16/2054 (Callable 09/15/2035) (a)(c)		94,452		95,398
SoFi Professional Loan Program LLC
Series 2018-C, Class R1, 0.00%, 01/25/2048 (Callable 07/25/2026) (a)(d)		10,000		76,522
Series 2020-C, Class AFX, 1.95%, 02/15/2046 (Callable 09/15/2028) (a)		60,613		56,415
Series 2021-B, Class R1, 0.00%, 02/15/2047 (Callable 01/15/2030) (a)(d)		10,000		283,660
Starwood Property Mortgage Trust
Series 2019-FL1, Class B, 6.03% (1 mo. Term SOFR + 1.71%), 07/15/2038 (Callable 04/15/2025) (a)		100,000		99,988
Series 2019-FL1, Class C, 6.38% (1 mo. Term SOFR + 2.06%), 07/15/2038 (Callable 04/15/2025) (a)		100,000		99,118
Structured Asset Securities Corp., Series 2006-BC3, Class A3, 4.75% (1 mo. Term SOFR + 0.43%), 10/25/2036 (Callable 04/25/2025)		391,443		319,566
Sunnova Energy International, Inc., Series 2023-A, Class A, 5.30%, 05/20/2050 (Callable 05/20/2028) (a)		89,483		91,616
Sunrun, Inc.
Series 2019-1A, Class A, 3.98%, 06/30/2054 (Callable 09/30/2030) (a)		85,136		79,170
Series 2025-1A, Class A2A, 6.41%, 04/30/2060 (a)		100,000		102,068
Taco Bell Corp., Series 2016-1A, Class A23, 4.97%, 05/25/2046 (Callable 05/25/2025) (a)		129,375		129,326
T-Mobile US, Inc., Series 2022-1A, Class A, 4.91%, 05/22/2028 (Callable 01/20/2026) (a)		76,198		76,256
Vericrest Opportunity Loan Transferee, Series 2021-NPL1, Class A2, 8.95%, 02/27/2051 (Callable 04/25/2025) (a)(f)		749,525		749,005
Verus Securitization Trust, Series 2022-8, Class A3, 6.13%, 09/25/2067 (Callable 10/25/2025) (a)(f)		78,392		80,944
Wendy's SPV Guarantor LLC, Series 2019-1A, Class A2I, 3.78%, 06/15/2049 (Callable 06/15/2025) (a)		88,740		87,470
Wingstop, Inc., Series 2020-1A, Class A2, 2.84%, 12/05/2050 (Callable 06/05/2025) (a)		246,250		233,204
Zaxby's Operating Co. LP, Series 2021-1A, Class A2, 3.24%, 07/30/2051 (Callable 07/30/2025) (a)		144,750		132,541
Zayo Group LLC
Series 2025-1A, Class A2, 5.65%, 03/20/2055 (Callable 09/20/2028) (a)		90,000		90,747
Series 2025-1A, Class B, 6.09%, 03/20/2055 (Callable 09/20/2028) (a)		250,000		252,523
TOTAL ASSET-BACKED SECURITIES (Cost $14,617,558)				14,064,503

BANK LOANS - 6.9%		Par		Value
Basic Materials - 0.1%
Hexion Holdings Corp., Senior Secured First Lien, 8.32% (1 mo. SOFR US + 4.00%), 03/15/2029 (Callable 05/01/2025)		29,623		28,866
INEOS US Finance LLC, Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 02/07/2031 (Callable 05/01/2025)		124,864		119,682
INEOS US Petrochem LLC, Senior Secured First Lien
8.77% (1 mo. SOFR US + 4.25%), 03/29/2029 (Callable 05/01/2025)		44,400		42,736
8.57% (1 mo. SOFR US + 4.25%), 10/07/2031 (Callable 05/01/2025)		30,000		28,200
Vantage Specialty Chemicals, Inc., Senior Secured First Lien, 9.07% (1 mo. SOFR US + 4.75%), 10/26/2026 (Callable 05/01/2025)		59,695		57,767
				277,251

Communications - 0.2%
Acuris Finance US, Inc., Senior Secured First Lien, 8.05% (3 mo. SOFR US + 3.75%), 02/16/2028 (Callable 05/01/2025)		40,159		40,153
Altice France SA, Senior Secured First Lien, 9.80% (3 mo. SOFR US + 5.50%), 08/31/2028 (Callable 05/01/2025)		24,600		22,112
Cengage Learning, Inc., Senior Secured First Lien
7.82% (1 mo. SOFR US + 3.50%), 03/24/2031 (Callable 05/01/2025)		9,119		9,057
7.83% (3 mo. SOFR US + 3.50%), 03/24/2031 (Callable 05/01/2025)		15,694		15,589
CSC Holdings LLC, Senior Secured First Lien, 9.00% (Prime Rate + 1.50%), 04/15/2027 (Callable 05/01/2025)		23,199		21,861
Directv Financing LLC, Senior Secured First Lien, 9.81% (3 mo. SOFR US + 5.00%), 08/02/2027 (Callable 05/01/2025)		4,361		4,372
Gen Digital, Inc., 6.06% (1 mo. Term SOFR + 1.75%), 02/13/2032 (Callable 05/01/2025)		55,000		54,546
Gray Media, Inc., Senior Secured First Lien, 7.44% (1 mo. SOFR US + 3.00%), 12/01/2028 (Callable 05/01/2025)		14,959		13,746
Lumen Technologies, Inc., Senior Secured First Lien, 6.79% (1 mo. SOFR US + 2.35%), 04/16/2029		13,242		12,760
MH Sub I LLC, Senior Secured First Lien, 8.57% (1 mo. SOFR US + 4.25%), 12/31/2031 (Callable 05/01/2025)		22,721		20,935
NEP Group, Inc., Senior Secured First Lien, 7.94% (includes 0.00% PIK) (3 mo. SOFR US + 3.25%), 08/19/2026		65,142		60,777
StubHub Holdco Sub LLC, Senior Secured First Lien, 9.07% (1 mo. SOFR US + 4.75%), 03/15/2030 (Callable 05/01/2025)		39,108		39,010
Zayo Group Holdings, Inc., Senior Secured First Lien, 7.55% (1 mo. SOFR US + 3.00%), 03/09/2027 (Callable 05/01/2025)		20,000		18,665
Zayo Group Holdings, Inc. First Lien, 8.57% (1 mo. Term SOFR + 4.25%), 03/09/2027 (Callable 05/01/2025)		9,974		9,389
				342,972

Consumer, Cyclical - 2.6%
1011778 BC ULC, Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 09/23/2030 (Callable 05/01/2025)		759,126		753,230
AAdvantage Loyalty IP Ltd., Senior Secured First Lien, 6.54% (1 mo. SOFR US + 2.25%), 04/20/2028 (Callable 05/01/2025)		64,536		63,875
ABG Intermediate Holdings 2 LLC, Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 03/05/2032 (Callable 05/01/2025)		55,000		54,462
Aramark Services, Inc., Senior Secured First Lien
6.32% (1 mo. SOFR US + 2.00%), 04/06/2028 (Callable 05/01/2025)		30,000		30,047
6.32% (1 mo. SOFR US + 2.00%), 06/24/2030 (Callable 05/01/2025)		135,150		135,276
AS Mileage Plan IP Ltd., Senior Secured First Lien, 6.29% (3 mo. SOFR US + 2.00%), 10/15/2031 (Callable 05/01/2025)		94,700		94,807
BCPE Empire Holdings, Inc., Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.25%), 12/26/2030 (Callable 05/01/2025)		69,501		68,632
Carnival Corp., Senior Secured First Lien
6.32% (1 mo. SOFR US + 2.00%), 08/09/2027 (Callable 05/01/2025)		62,325		62,309
6.32% (1 mo. SOFR US + 2.00%), 10/18/2028 (Callable 05/01/2025)		83,000		83,052
Clarios Global LP, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 01/28/2032 (Callable 05/01/2025)		440,000		434,133
ClubCorp Holdings, Inc., Senior Secured First Lien, 9.82% (3 mo. SOFR US + 5.00%), 09/18/2026		26,265		26,344
Crown Finance US, Inc., Senior Secured First Lien, 9.57% (1 mo. SOFR US + 5.25%), 12/02/2031 (Callable 05/01/2025)		19,950		19,870
Delta 2 Lux Sarl, Senior Secured First Lien, 6.30% (3 mo. SOFR US + 2.00%), 09/19/2031 (Callable 05/01/2025)		84,785		84,759
Delta 2 Lux Sarl, 7.20% (3 mo. Term SOFR + 2.00%), 09/19/2031 (Callable 05/01/2025)		43,000		42,987
Dexko Global, Inc., Senior Secured First Lien, 8.45% (1 mo. SOFR US + 3.75%), 10/04/2028 (Callable 05/01/2025)		33,003		30,832
EG America LLC, Senior Secured First Lien, 8.56% (3 mo. SOFR US + 4.25%), 02/07/2028 (Callable 05/01/2025)		26,067		26,112
EOC Borrower LLC, Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 03/24/2032 (Callable 05/01/2025)		35,000		34,978
Fertitta Entertainment LLC/NV, Senior Secured First Lien, 7.82% (1 mo. SOFR US + 3.50%), 01/29/2029 (Callable 05/01/2025)		131,380		129,547
GBT US III LLC, Senior Secured First Lien, 6.80% (3 mo. SOFR US + 2.50%), 07/28/2031 (Callable 05/01/2025)		24,938		24,850
Gloves Buyer, Inc., 8.30% (1 mo. Term SOFR + 4.00%), 01/20/2032 (Callable 05/01/2025)		190,000		183,191
Golden State Foods LLC, Senior Secured First Lien, 8.56% (1 mo. SOFR US + 4.25%), 12/04/2031 (Callable 05/01/2025)		19,901		19,990
Great Outdoors Group LLC, Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.25%), 01/23/2032 (Callable 05/01/2025)		563,183		562,690
Hilton Domestic Operating Co., Inc., Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 11/08/2030 (Callable 05/01/2025)		140,000		140,034
Hunter Douglas, Inc., Senior Secured First Lien, 7.55% (3 mo. SOFR US + 3.25%), 01/19/2032 (Callable 05/01/2025)		43,932		42,109
JetBlue Airways Corp., Senior Secured First Lien, 9.05% (1 mo. SOFR US + 4.75%), 08/27/2029 (Callable 05/01/2025)		204,970		199,114
KFC Holding Co., Senior Secured First Lien, 6.30% (1 mo. SOFR US + 1.75%), 03/15/2028 (Callable 05/01/2025)		149,223		149,745
LBM Acquisition LLC, Senior Secured First Lien, 8.27% (1 mo. SOFR US + 3.75%), 06/06/2031 (Callable 05/01/2025)		76,241		70,600
LC Ahab US Bidco LLC, Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 05/01/2031		34,912		34,694
Life Time, Inc., Senior Secured First Lien, 6.80% (3 mo. SOFR US + 2.50%), 11/05/2031 (Callable 05/01/2025)		29,925		29,891
Ontario Gaming GTA LP, Senior Secured First Lien, 8.55% (3 mo. SOFR US + 4.25%), 08/01/2030 (Callable 05/01/2025)		30,561		30,148
PetSmart LLC, Senior Secured First Lien, 8.27% (1 mo. SOFR US + 3.75%), 02/14/2028 (Callable 05/01/2025)		62,780		61,930
Sabre GLBL, Inc., Senior Secured First Lien, 8.05% (1 mo. SOFR US + 3.50%), 12/17/2027 (Callable 05/01/2025)		8,903		8,602
10.52% (1 mo. SOFR US + 6.00%), 11/15/2029 (Callable 05/01/2025)		7,862		7,665
Sabre GLBL, Inc. First Lien, 10.42% (1 mo. Term SOFR + 6.00%), 11/15/2029 (Callable 05/01/2025)		18,134		17,802
Solenis Holdings Ltd., Senior Secured First Lien, 7.30% (3 mo. SOFR US + 3.00%), 06/20/2031 (Callable 05/01/2025)		74,625		73,576
SWF Holdings I FLSO T/L A2 (12/24) First Lien, 8.44% (1 mo. Term SOFR + 4.00%), 10/06/2028		10,896		8,995
Tecta America Corp., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 02/18/2032 (Callable 05/01/2025)		45,000		44,724
Travel + Leisure Co., Senior Secured First Lien, 6.82% (1 mo. SOFR US + 2.50%), 12/14/2029 (Callable 05/01/2025)		259,425		258,857
UFC Holdings LLC, Senior Secured First Lien, 6.58% (3 mo. SOFR US + 2.25%), 11/21/2031 (Callable 05/01/2025)		199,425		199,147
United Airlines, Inc., Senior Secured First Lien, 6.30% (3 mo. SOFR US + 2.00%), 02/24/2031 (Callable 05/01/2025)		177,454		177,295
Verde Purchaser LLC, Senior Secured First Lien, 8.30% (3 mo. SOFR US + 4.00%), 11/29/2030 (Callable 05/01/2025)		14,962		14,901
Victra Holdings LLC, Senior Secured First Lien, 8.55% (3 mo. SOFR US + 4.25%), 03/29/2029 (Callable 05/01/2025)		24,688		24,672
WestJet Loyalty LP, Senior Secured First Lien, 7.55% (3 mo. SOFR US + 3.25%), 02/14/2031 (Callable 05/01/2025)		69,300		66,892
White Cap Supply Holdings LLC, Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.25%), 10/31/2029 (Callable 05/01/2025)		39,900		38,781
				4,666,147

Consumer, Non-cyclical - 1.2%
1261229 BC Ltd., 10.57% (1 mo. Term SOFR + 6.25%), 09/25/2030 (Callable 05/01/2025)		180,000		173,475
ADMI Corp., Senior Secured First Lien, 8.30% (1 mo. SOFR US + 3.75%), 12/23/2027		49,223		48,915
Allied Universal Holdco LLC, Senior Secured First Lien, 8.27% (1 mo. SOFR US + 3.75%), 05/15/2028 (Callable 05/01/2025)		69,803		69,809
Aspire Bakeries Holdings LLC, Senior Secured First Lien, 8.57% (1 mo. SOFR US + 4.25%), 12/23/2030 (Callable 05/01/2025)		34,824		34,955
Aveanna Healthcare LLC, Senior Secured First Lien, 8.26% (3 mo. SOFR US + 3.75%), 07/17/2028 (Callable 05/01/2025)		95,473		93,862
Bausch + Lomb Corp., Senior Secured First Lien, 7.77% (1 mo. SOFR US + 3.25%), 05/10/2027 (Callable 05/01/2025)		130,904		130,608
CHG Healthcare Services, Inc., Senior Secured First Lien
7.30% (3 mo. SOFR US + 3.00%), 09/29/2028 (Callable 05/01/2025)		248		248
7.31% (3 mo. SOFR US + 3.00%), 09/29/2028 (Callable 05/01/2025)		98,179		98,160
Creative Artists Agency LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 10/01/2031 (Callable 05/01/2025)		4,988		4,979
EAB Global, Inc., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 08/16/2028 (Callable 05/01/2025)		29,700		28,846
Gainwell Acquisition Corp., Senior Secured First Lien, 8.50% (3 mo. SOFR US + 4.00%), 10/01/2027 (Callable 05/01/2025)		66,890		62,919
Garda World Security Corp., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 02/01/2029 (Callable 05/01/2025)		14,246		14,214
Kronos Acquisition Holdings, Inc., Senior Secured First Lien, 8.29% (3 mo. SOFR US + 4.00%), 07/08/2031 (Callable 05/01/2025)		34,151		29,456
LifePoint Health, Inc., Senior Secured First Lien, 8.05% (3 mo. SOFR US + 3.75%), 05/19/2031 (Callable 05/01/2025)		72,473		70,449
Medline Borrower LP, Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 10/23/2028 (Callable 05/01/2025)		348,487		348,220
Opal LLC, 0.00% (1 mo. Term SOFR + 3.25%), 04/30/2032 (Callable 05/02/2025)		460,000		457,700
Organon & Co., Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 05/19/2031 (Callable 05/01/2025)		40,000		39,500
Radiology Partners, Inc., Senior Secured First Lien, 8.35% (includes 0.00% PIK) (3 mo. SOFR US + 3.50%), 01/31/2029		76,219		73,658
Reynolds Consumer Products LLC, Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 03/04/2032 (Callable 05/01/2025)		35,000		35,099
Savor Acquisition, Inc., Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.25%), 02/19/2032 (Callable 05/01/2025)		36,552		36,561
Savor Acquisition, Inc. First Lien, 7.56% (1 mo. Term SOFR + 3.25%), 02/19/2032 (Callable 05/01/2025)		3,448		3,449
Select Medical Corp., Senior Secured First Lien, 6.32% (1 mo. SOFR US + 2.00%), 12/03/2031 (Callable 05/01/2025)		29,925		29,925
Sotera Health Holdings LLC, Senior Secured First Lien, 7.55% (1 mo. SOFR US + 3.25%), 05/30/2031 (Callable 05/01/2025)		79,600		79,550
Team Health Holdings, Inc., Senior Secured First Lien, 9.54% (3 mo. SOFR US + 5.25%), 03/02/2027 (Callable 05/01/2025)		29,827		29,112
United Rentals North America, Inc., Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 02/14/2031 (Callable 05/01/2025)		99,049		99,854
Vestis Corp., Senior Secured First Lien, 6.58% (3 mo. SOFR US + 2.25%), 02/24/2031 (Callable 05/01/2025)		29,094		29,030
Wand NewCo 3, Inc., Senior Secured First Lien, 6.82% (1 mo. SOFR US + 2.50%), 01/30/2031 (Callable 05/01/2025)		57,899		57,125
				2,179,678

Energy - 0.2%
Apro LLC, Senior Secured First Lien, 8.05% (3 mo. SOFR US + 3.75%), 07/09/2031 (Callable 05/01/2025)		44,775		44,691
Hilcorp Energy I LP, Senior Secured First Lien, 6.32% (1 mo. SOFR US + 2.00%), 02/11/2030 (Callable 05/01/2025)		170,000		169,974
Long Ridge Energy T/L B (2/25), Senior Secured First Lien, 8.82% (1 mo. SOFR US + 4.50%), 02/09/2032		155,000		149,575
WaterBridge Midstream Operating LLC, Senior Secured First Lien, 9.05% (3 mo. SOFR US + 4.75%), 06/27/2029 (Callable 05/01/2025)		14,925		14,831
				379,071

Financial - 0.5%
Acrisure LLC, Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 11/06/2030 (Callable 05/01/2025)		92,055		91,644
Alliant Holdings Intermediate LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 09/19/2031 (Callable 05/01/2025)		98,754		98,260
AmWINS Group, Inc., Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 01/21/2032 (Callable 05/01/2025)		44,888		44,582
AssuredPartners, Inc., Senior Secured First Lien, 7.82% (1 mo. SOFR US + 3.50%), 02/14/2031 (Callable 05/01/2025)		89,125		89,330
Asurion LLC, Senior Secured First Lien, 8.77% (1 mo. SOFR US + 4.25%), 08/21/2028 (Callable 05/01/2025)		44,433		44,092
BCP VI Summit Holdings LP, Senior Secured First Lien, 7.82% (1 mo. SOFR US + 3.50%), 01/30/2032 (Callable 05/01/2025)		50,000		50,052
BroadStreet Partners, Inc., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 06/16/2031 (Callable 05/01/2025)		34,738		34,480
Corpay Technologies Operating Co. LLC, Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 04/28/2028 (Callable 05/01/2025)		9,975		9,960
CPI Holdco B LLC, Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 05/19/2031 (Callable 05/01/2025)		20,000		19,888
Edelman Financial Engines Center LLC, Senior Secured Second Lien, 9.57% (1 mo. SOFR US + 5.25%), 10/06/2028 (Callable 05/01/2025)		25,000		25,081
Focus Financial Partners LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 09/15/2031 (Callable 05/01/2025)		144,650		143,426
Hightower Holding LLC, Senior Secured First Lien, 7.29% (3 mo. SOFR US + 3.00%), 02/17/2032 (Callable 05/01/2025)		79,600		79,153
OneDigital Borrower LLC, Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 07/02/2031 (Callable 05/01/2025)		89,325		88,861
Sedgwick Claims Management Services, Inc., Senior Secured First Lien, 7.31% (3 mo. SOFR US + 3.00%), 02/24/2028 (Callable 05/01/2025)		64,675		64,539
				883,348

Industrial - 1.1%
AECOM, Senior Secured First Lien, 6.08% (1 mo. SOFR US + 1.75%), 10/29/2031 (Callable 05/01/2025)		208,338		209,754
Apple Bidco LLC, Senior Secured First Lien, 6.82% (1 mo. SOFR US + 2.50%), 09/23/2031		174,563		173,499
Berry Global, Inc., Senior Secured First Lien, 6.30% (1 mo. SOFR US + 1.75%), 07/02/2029 (Callable 05/01/2025)		253,647		253,879
Brand Industrial Services, Inc., Senior Secured First Lien, 8.79% (3 mo. SOFR US + 4.50%), 08/01/2030 (Callable 05/01/2025)		29,626		28,103
Clean Harbors, Inc., Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 10/10/2028 (Callable 05/01/2025)		139,293		140,491
Clydesdale Acquisition (Hilex Poly/Novolex) Delaye, 7.57%, 03/26/2032		3,414		3,399
Clydesdale Acquisition Holdings, Inc., 7.57% (1 mo. Term SOFR + 3.25%), 03/29/2032 (Callable 05/01/2025)		195,656		194,800
Construction Partners, Inc., Senior Secured First Lien, 6.83% (1 mo. SOFR US + 2.50%), 11/03/2031 (Callable 05/01/2025)		44,888		44,701
Dynasty Acquisition Co., Inc., Senior Secured First Lien
6.32% (1 mo. SOFR US + 2.00%), 10/31/2031 (Callable 05/01/2025)		26,453		26,411
6.32% (1 mo. SOFR US + 2.00%), 10/31/2031 (Callable 05/01/2025)		69,373		69,262
Emrld Borrower LP, Senior Secured First Lien, 6.80% (3 mo. SOFR US + 2.50%), 08/04/2031 (Callable 05/01/2025)		14,925		14,806
GFL ES US LLC, Senior Secured First Lien, 6.82% (3 mo. SOFR US + 2.50%), 03/03/2032 (Callable 05/01/2025)		70,000		69,475
Kaman Corp. First Lien, 7.30% (1 mo. Term SOFR + 2.75%), 02/26/2032 (Callable 05/01/2025)		6,466		6,387
Kaman Corp., Senior Secured First Lien
7.03% (6 mo. SOFR US + 2.75%), 02/26/2032 (Callable 05/01/2025)		34,267		33,853
7.07% (3 mo. SOFR US + 2.75%), 02/26/2032 (Callable 05/01/2025)		34,267		33,853
Madison IAQ (Madison Air) Incremental T/L B (3/25), 7.57%, 03/29/2032		60,000		59,513
Madison Safety & Flow LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 09/26/2031 (Callable 05/01/2025)		24,938		24,875
MX Holdings US, Inc., 6.56% (1 mo. Term SOFR + 2.25%), 02/19/2032 (Callable 05/01/2025)		15,000		14,972
Pretium PKG Holdings, Inc., Senior Secured First Lien, 8.04% (includes 0.00% PIK) (3 mo. SOFR US + 3.75%), 10/02/2028		22,885		23,121
Quikrete Holdings, Inc., Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 02/10/2032 (Callable 05/01/2025)		335,000		331,660
Restaurant Technologies, Inc., Senior Secured First Lien, 8.55% (3 mo. SOFR US + 4.25%), 04/02/2029 (Callable 05/01/2025)		39,516		37,696
Signia Aerospace LLC, Senior Secured First Lien, 7.32% (3 mo. SOFR US + 3.00%), 12/11/2031 (Callable 05/01/2025)		60,000		59,775
Signia Aerospace LLC First Lien, 7.67% (3 mo. Term SOFR + 3.00%), 12/11/2031 (Callable 05/01/2025)		5,000		4,981
Titan Acquisition Ltd./Canada, Senior Secured First Lien, 8.78% (6 mo. SOFR US + 4.50%), 02/15/2029 (Callable 05/01/2025)		89,325		89,055
TransDigm, Inc., Senior Secured First Lien
7.05% (3 mo. SOFR US + 2.75%), 03/22/2030 (Callable 05/01/2025)		29,700		29,687
6.80% (3 mo. SOFR US + 2.50%), 02/28/2031 (Callable 05/01/2025)		74,438		74,112
6.83% (3 mo. SOFR US + 2.50%), 01/20/2032 (Callable 05/01/2025)		49,675		49,475
				2,101,595

Technology - 0.9%
Access CIG LLC, Senior Secured First Lien, 8.54% (3 mo. SOFR US + 4.25%), 08/18/2028 (Callable 05/01/2025)		30,606		30,653
Applied Systems, Inc., Senior Secured Second Lien, 8.83% (3 mo. SOFR US + 4.50%), 02/23/2032		9,556		9,786
Ascend Learning LLC, Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 12/11/2028 (Callable 05/01/2025)		94,580		93,566
AthenaHealth Group, Inc., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 02/15/2029		65,617		64,961
BMC Software, Inc., Senior Secured First Lien, 7.29% (3 mo. SOFR US + 3.00%), 07/30/2031 (Callable 05/01/2025)		110,000		108,241
Boxer Parent Co., Inc., Senior Secured Second Lien, 10.04% (3 mo. SOFR US + 5.75%), 07/30/2032 (Callable 05/01/2025)		19,012		18,394
CACI International, Inc., Senior Secured First Lien
6.07% (1 mo. SOFR US + 1.75%), 10/30/2031 (Callable 05/01/2025)		242,667		242,213
6.07% (1 mo. SOFR US + 1.75%), 10/30/2031 (Callable 05/01/2025)		16,683		16,652
Central Parent, Inc., Senior Secured First Lien, 7.55% (3 mo. SOFR US + 3.25%), 07/06/2029 (Callable 05/01/2025)		9,975		8,591
Clearwater Analytics LLC, 6.56% (1 mo. Term SOFR + 2.25%), 04/14/2032 (Callable 05/01/2025)		170,000		169,575
Cloud Software Group, Inc., Senior Secured First Lien, 8.05% (1 mo. SOFR US + 3.75%), 03/24/2031 (Callable 05/01/2025)		550		546
Cloud Software Group, Inc., Senior Secured First Lien, 8.05% (3 mo. SOFR US + 3.75%), 03/24/2031 (Callable 05/01/2025)		218,800		216,964
CommScope T/L (12/24), Senior Secured First Lien, 9.57% (1 mo. SOFR US + 5.25%), 12/17/2029		27,530		27,455
Cotiviti, Inc., 7.07% (1 mo. Term SOFR + 2.75%), 03/29/2032 (Callable 05/01/2025)		45,000		44,044
Cotiviti, Inc., Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 04/30/2031 (Callable 05/01/2025)		49,128		48,145
Dcert Buyer, Inc. First Lien, 8.32% (1 mo. Term SOFR + 4.00%), 10/16/2026 (Callable 05/01/2025)		0	(j)	0	(j)
Kaseya, Inc., Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.25%), 03/22/2032 (Callable 05/01/2025)		185,000		184,654
McAfee Corp., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 03/01/2029 (Callable 05/01/2025)		38,883		37,211
Mitchell International, Inc., Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.25%), 06/17/2031 (Callable 05/01/2025)		62,764		62,106
Mitchell International, Inc., Senior Secured Second Lien, 9.57% (1 mo. SOFR US + 5.25%), 06/17/2032 (Callable 05/01/2025)		30,000		29,287
Peraton Corp., Senior Secured First Lien, 8.27% (1 mo. SOFR US + 3.75%), 02/01/2028 (Callable 05/01/2025)		24,868		22,189
PointClickCare Technologies, Inc., Senior Secured First Lien, 7.55% (3 mo. SOFR US + 3.25%), 11/03/2031 (Callable 05/01/2025)		54,863		54,794
Polaris Newco LLC, Senior Secured First Lien, 8.42% (3 mo. SOFR US + 3.75%), 06/05/2028 (Callable 05/01/2025)		29,769		28,567
RealPage, Inc., Senior Secured First Lien, 8.05% (3 mo. SOFR US + 3.75%), 04/24/2028 (Callable 05/01/2025)		20,000		20,037
Zelis Payments Buyer, Inc., Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.25%), 11/26/2031 (Callable 05/01/2025)		44,888		44,831
				1,583,462

Utilities - 0.1%
Cogentrix Finance Holdco I LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 02/26/2032 (Callable 05/01/2025)		15,000		14,963
Lightning Power LLC, Senior Secured First Lien, 6.55% (3 mo. SOFR US + 2.25%), 08/18/2031 (Callable 05/01/2025)		39,800		39,628
NRG Energy, Inc., Senior Secured First Lien, 6.04% (3 mo. SOFR US + 1.75%), 04/16/2031 (Callable 05/01/2025)		198,907		198,783
				253,374
TOTAL BANK LOANS (Cost $12,757,015)				12,666,898

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 5.5%		Par		Value
Abu Dhabi Government International Bond, 3.88%, 04/16/2050 (a)		200,000		156,679
Airservices Australia
5.40%, 11/15/2028 (Callable 08/15/2028)	AUD	240,000		154,571
2.20%, 05/15/2030	AUD	210,000		116,660
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/2026 (d)	BRL	5,978,000		941,768
Brazil Notas do Tesouro Nacional Serie B, 6.00%, 08/15/2050	BRL	213,000		142,500
Bundesrepublik Deutschland Bundesanleihe
0.00%, 02/15/2031 (d)	EUR	95,000		89,604
2.20%, 02/15/2034	EUR	165,000		171,969
0.00%, 05/15/2035 (d)	EUR	55,000		45,107
Canadian Government Bond
4.50%, 02/01/2026	CAD	25,000		17,653
3.50%, 09/01/2029	CAD	125,000		90,033
0.50%, 12/01/2030	CAD	70,000		43,070
China Government Bond, 2.69%, 08/12/2026	CNY	680,000		95,269
Colombia Government International Bond, 4.13%, 05/15/2051 (Callable 11/15/2050)		200,000		112,750
CPPIB Capital, Inc., 2.25%, 12/01/2031 (a)	CAD	145,000		95,179
Finland Government Bond, 3.00%, 09/15/2033 (a)	EUR	150,000		162,147
Indonesia Government International Bond, 3.05%, 03/12/2051		200,000		129,003
Indonesia Treasury Bond
8.38%, 09/15/2026	IDR	1,606,000,000		99,269
5.13%, 04/15/2027	IDR	1,385,000,000		81,360
6.38%, 08/15/2028	IDR	5,164,000,000		309,092
9.00%, 03/15/2029	IDR	514,000,000		33,289
6.50%, 07/15/2030	IDR	2,823,000,000		168,255
6.50%, 02/15/2031	IDR	5,458,000,000		323,492
8.75%, 05/15/2031	IDR	2,438,000,000		160,031
6.38%, 04/15/2032	IDR	5,326,000,000		311,134
6.63%, 05/15/2033	IDR	1,779,000,000		104,377
6.63%, 02/15/2034	IDR	1,680,000,000		98,446
7.50%, 06/15/2035	IDR	1,015,000,000		62,769
Japan Government Twenty Year Bond, 2.10%, 12/20/2025	JPY	93,900,000		632,947
Mexican Udibonos, 2.75%, 11/27/2031	MXN	12,958,247		559,119
Morocco Government International Bond, 3.00%, 12/15/2032		200,000		165,250
New South Wales Treasury Corp.
2.00%, 03/08/2033	AUD	175,000		89,235
4.75%, 09/20/2035	AUD	295,000		178,711
2.25%, 05/07/2041	AUD	205,000		84,229
New Zealand Government Bond
4.25%, 05/15/2034	NZD	725,000		403,463
4.50%, 05/15/2035	NZD	445,000		250,519
4.25%, 05/15/2036	NZD	118,000		64,470
New Zealand Local Government Funding Agency Bond
2.25%, 05/15/2031	NZD	320,000		160,249
3.50%, 04/14/2033	NZD	132,000		68,526
Norway Government Bond
1.25%, 09/17/2031 (a)	NOK	1,050,000		84,158
2.13%, 05/18/2032 (a)	NOK	3,335,000		279,361
3.75%, 06/12/2035 (a)	NOK	1,315,000		121,532
Paraguay Government International Bond, 4.70%, 03/27/2027		143,000		141,391
Peruvian Government International Bond, 3.00%, 01/15/2034 (Callable 10/15/2033)		50,000		41,405
Philippine Government Bond
2.63%, 08/12/2025	PHP	12,980,000		224,307
3.63%, 09/09/2025	PHP	3,810,000		65,977
6.13%, 08/22/2028	PHP	9,480,000		167,330
6.25%, 02/28/2029	PHP	9,700,000		171,950
6.50%, 05/19/2029	PHP	8,780,000		157,030
6.75%, 09/15/2032	PHP	9,250,000		168,690
8.00%, 09/30/2035	PHP	3,300,000		65,313
Province of Quebec Canada, 4.50%, 09/08/2033		153,000		152,098
Queensland Treasury Corp.
4.50%, 08/22/2035 (a)	AUD	355,000		209,542
5.25%, 07/21/2036 (a)	AUD	385,000		239,327
2.25%, 11/20/2041 (a)	AUD	200,000		79,926
Singapore Government Bond, 3.38%, 09/01/2033	SGD	215,000		168,609
South Australian Government Financing Authority, 1.75%, 05/24/2034	AUD	265,000		125,913
Treasury Corp. of Victoria
2.25%, 11/20/2034	AUD	150,000		73,128
5.00%, 11/20/2040	AUD	140,000		81,790
United Kingdom Gilt
4.13%, 07/22/2029	GBP	90,000		115,840
3.25%, 01/31/2033	GBP	145,000		171,927
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $10,700,131)				10,078,738

COLLATERALIZED LOAN OBLIGATIONS - 4.4%		Par		Value
AB BSL CLO Ltd., Series 2023-4A, Class BR, 0.00% (3 mo. Term SOFR + 1.90%), 04/20/2038 (a)(c)		250,000		250,000
Arbor Realty Trust, Inc., Series 2021-FL4, Class D, 7.33% (1 mo. Term SOFR + 3.01%), 11/15/2036 (Callable 04/15/2025) (a)		275,000		273,470
Bain Capital Credit CLO
Series 2022-6A, Class CR, 6.29% (3 mo. Term SOFR + 2.00%), 01/22/2038 (Callable 01/22/2027) (a)		500,000		500,668
Series 2024-4A, Class C, 6.77% (3 mo. Term SOFR + 1.90%), 10/23/2037 (Callable 10/23/2026) (a)		250,000		250,262
BDS Ltd.
Series 2021-FL10, Class A, 5.78% (1 mo. Term SOFR + 1.46%), 12/16/2036 (Callable 04/16/2025) (a)		58,922		58,899
Series 2021-FL9, Class D, 6.68% (1 mo. Term SOFR + 2.36%), 11/16/2038 (Callable 04/16/2025) (a)		100,000		98,461
BlueMountain CLO Ltd., Series 2021-28A, Class C, 6.56% (3 mo. Term SOFR + 2.26%), 04/15/2034 (Callable 04/15/2025) (a)		250,000		248,366
CBAM Ltd., Series 2017-1A, Class CR2, 6.48% (3 mo. Term SOFR + 2.10%), 01/20/2038 (Callable 01/20/2027) (a)		250,000		250,125
Cent CLO, Series 2018-27A, Class DR, 8.39% (3 mo. Term SOFR + 4.09%), 01/25/2035 (Callable 04/25/2025) (a)		500,000		500,657
CIFC Funding Ltd., Series 2015-4A, Class BR2, 6.45% (3 mo. Term SOFR + 2.16%), 04/20/2034 (Callable 04/20/2025) (a)		250,000		250,081
Empower CLO Ltd., Series 2024-2A, Class C, 6.40% (3 mo. Term SOFR + 2.10%), 07/15/2037 (Callable 07/15/2026) (a)		500,000		500,486
FS RIALTO
Series 2021-FL3, Class D, 6.93% (1 mo. Term SOFR + 2.61%), 11/16/2036 (Callable 04/16/2025) (a)		100,000		98,638
Series 2022-FL4, Class AS, 6.74% (30 day avg SOFR US + 2.40%), 01/19/2039 (Callable 04/17/2025) (a)		100,000		99,392
Greystone Commercial Real Estate Notes, Series 2021-FL3, Class D, 6.63% (1 mo. Term SOFR + 2.31%), 07/15/2039 (Callable 04/15/2025) (a)		100,000		97,845
HIG RCP LLC, Series 2023-FL1, Class B, 7.93% (1 mo. Term SOFR + 3.61%), 09/19/2038 (Callable 08/19/2026) (a)		100,000		100,952
Katayma CLO Ltd., Series 2024-2A, Class D, 8.79% (3 mo. Term SOFR + 4.50%), 04/20/2037 (Callable 04/20/2026) (a)		430,000		438,059
LCM LP, Series 24A, Class CR, 6.45% (3 mo. Term SOFR + 2.16%), 03/20/2030 (Callable 04/20/2025) (a)		250,000		250,424
LoanCore, Series 2022-CRE7, Class C, 6.85% (30 day avg SOFR US + 2.50%), 01/17/2037 (Callable 04/17/2025) (a)		100,000		99,297
Lument Finance Trust, Inc., Series 2021-FL1, Class B, 6.18% (1 mo. Term SOFR + 1.86%), 06/15/2039 (Callable 04/15/2025) (a)		100,000		99,737
Madison Park Funding Ltd., Series 2016-21A, Class BRR, 6.76% (3 mo. Term SOFR + 2.46%), 10/15/2032 (Callable 04/15/2025) (a)		250,000		250,310
Neuberger Berman CLO Ltd.
Series 2021-40A, Class C, 6.32% (3 mo. Term SOFR + 2.01%), 04/16/2033 (Callable 04/16/2025) (a)		250,000		250,043
Series 2021-44A, Class DR, 6.95% (3 mo. Term SOFR + 2.65%), 10/16/2035 (a)		500,000		491,878
Octagon Investment Partners Ltd., Series 2012-1A, Class CRR, 8.46% (3 mo. Term SOFR + 4.16%), 07/15/2029 (Callable 04/15/2025) (a)		500,000		500,536
Palmer Square Loan Funding Ltd., Series 2022-2A, Class B, 6.50% (3 mo. Term SOFR + 2.20%), 10/15/2030 (Callable 04/15/2025) (a)		800,000		801,017
Storm King Park CLO Ltd., Series 2022-1A, Class AR, 5.66% (3 mo. Term SOFR + 1.36%), 10/15/2037 (Callable 10/15/2026) (a)		500,000		501,459
TCI-Flatiron CLO Ltd., Series 2018-1A, Class CR, 6.31% (3 mo. Term SOFR + 2.01%), 01/29/2032 (Callable 04/29/2025) (a)		250,000		250,160
TCW CLO Ltd., Series 2023-1A, Class C, 7.80% (3 mo. Term SOFR + 3.50%), 04/28/2036 (Callable 04/28/2025) (a)		400,000		400,032
TPG Real Estate Finance Issuer Ltd., Series 2022-FL5, Class AS, 6.47% (1 mo. Term SOFR + 2.15%), 02/15/2039 (Callable 04/15/2025) (a)		100,000		99,859
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $8,005,975)				8,011,113

MORTGAGE-BACKED SECURITIES - 3.2%		Par		Value
BX Trust
Series 2021-ACNT, Class C, 5.93% (1 mo. Term SOFR + 1.61%), 11/15/2038 (a)		85,730		85,382
Series 2022-PSB, Class C, 8.02% (1 mo. Term SOFR + 3.70%), 08/15/2039 (a)		91,000		90,574
Series 2025-VLT6, Class C, 6.51% (1 mo. Term SOFR + 2.19%), 03/15/2042 (a)		300,000		297,845
DBGS Mortgage Trust, Series 2021-W52, Class A, 5.83% (1 mo. Term SOFR + 1.51%), 10/15/2036 (a)		100,000		99,223
Federal Home Loan Mortgage Corp.
Pool QX2709, 6.00%, 01/01/2055		279,923		285,380
Pool RJ2751, 6.00%, 11/01/2054		159,097		162,666
Pool RJ3275, 5.50%, 02/01/2055		222,624		224,687
Pool RJ3503, 6.00%, 02/01/2055		190,573		196,232
Pool SD6621, 6.00%, 10/01/2054		144,350		148,851
Federal National Mortgage Association
Pool CB7984, 5.50%, 02/01/2054		165,230		165,625
Pool CB8140, 5.50%, 03/01/2054		251,804		253,823
Pool CB8331, 5.50%, 04/01/2054		467,288		468,260
Pool CB9324, 5.50%, 10/01/2054		317,101		319,643
Pool CB9326, 5.50%, 10/01/2054		173,423		174,217
Pool CB9484, 5.50%, 11/01/2054		206,085		207,995
Pool CB9672, 5.50%, 12/01/2054		334,432		338,158
Pool CB9734, 5.50%, 01/01/2055		199,578		199,931
Pool CB9793, 5.50%, 01/01/2055		246,888		249,639
Pool CB9794, 5.50%, 01/01/2055		253,589		256,177
Pool CB9812, 6.00%, 01/01/2055		191,394		197,078
Ginnie Mae II Pool
Pool MA8099, 3.50%, 06/20/2052		195,058		180,035
Pool MA8200, 4.00%, 08/20/2052		79,612		74,932
Pool MA8268, 4.50%, 09/20/2052		66,556		64,222
Pool MA8346, 4.00%, 10/20/2052		93,838		87,995
Pool MA8426, 4.00%, 11/20/2052		94,452		88,570
GS Mortgage Securities Corp. II, Series 2021-DM, Class D, 6.72% (1 mo. Term SOFR + 2.40%), 11/15/2036 (a)		100,000		98,209
INTOWN Mortgage Trust, Series 2025-STAY, Class B, 6.05% (1 mo. Term SOFR + 1.75%), 03/15/2042 (a)		115,000		114,138
KREST Commercial Mortgage Securities Trust, Series 2025-AIP4, Class C, 6.17% (1 mo. Term SOFR + 1.85%), 03/15/2042 (a)		300,000		297,753
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, 5.86% (1 mo. Term SOFR + 1.54%), 12/15/2039 (a)		300,000		299,250
NYC Commercial Mortgage Trust, Series 2025-3BP, Class A, 5.53% (1 mo. Term SOFR + 1.21%), 02/15/2042 (a)		100,000		98,756
TOTAL MORTGAGE-BACKED SECURITIES (Cost $5,807,677)				5,825,246

AFFILATED REGISTERED INVESTMENT COMPANIES - 2.8%		Shares		Value
Voya VACS Series EMHCD Fund		179,043		1,813,706
Voya VACS Series HYB Fund		326,014		3,325,344
TOTAL AFFILATED REGISTERED INVESTMENT COMPANIES (Cost $5,739,876)				5,139,050

FOREIGN GOVERNMENT AGENCY ISSUES - 1.4%		Par		Value
CDP Financial, Inc., 4.20%, 12/02/2030	CAD	100,000		73,514
City of Oslo Norway, 3.99%, 06/11/2029	NOK	2,000,000		185,957
Export-Import Bank of India, 3.88%, 02/01/2028 (a)		200,000		195,134
Indian Railway Finance Corp. Ltd., 3.25%, 02/13/2030 (a)		200,000		184,939
Norway Government Bond, 3.00%, 08/15/2033 (a)	NOK	1,525,000		134,065
NOTA DO TESOURO NACIONAL (PRICES NEAR 1000), 10.00%, 01/01/2027	BRL	6,090,000		992,817
Province of British Columbia Canada, 4.20%, 07/06/2033		145,000		141,421
Province of Ontario Canada
1.35%, 12/02/2030	CAD	395,000		250,914
3.45%, 06/02/2045	CAD	210,000		131,230
Republic of Austria Government Bond, 2.90%, 02/20/2033 (a)	EUR	50,000		53,919
Treasury Corp. of Victoria, 4.75%, 09/15/2036	AUD	450,000		266,891
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $2,787,067)				2,610,801

CONVERTIBLE BONDS - 0.9%		Par		Value
Communications - 0.2%
Liberty Media Corp., 2.38%, 09/30/2053 (Callable 09/30/2028) (a)		85,000		116,307
Uber Technologies, Inc., 0.88%, 12/01/2028		142,000		173,061
				289,368

Consumer, Cyclical - 0.3%
Air Canada, 4.00%, 07/01/2025		100,000		98,309
American Airlines Group, Inc., 6.50%, 07/01/2025		205,000		203,920
Burlington Stores, Inc., 1.25%, 12/15/2027		110,000		145,210
Marriott Vacations Worldwide Corp., 3.25%, 12/15/2027		135,000		125,056
				572,495

Utilities - 0.4%
American Water Capital Corp., 3.63%, 06/15/2026		170,000		172,955
CenterPoint Energy, Inc., 4.25%, 08/15/2026		210,000		227,921
Southern Co., 4.50%, 06/15/2027 (a)		155,000		171,642
TXNM Energy, Inc., 5.75%, 06/01/2054 (a)		105,000		130,740
				703,258
TOTAL CONVERTIBLE BONDS (Cost $1,450,837)				1,565,121

CONVERTIBLE PREFERRED STOCKS - 0.4%		Shares		Value
Industrial - 0.1%
Boeing Co., 6.00%, 10/15/2027		3,650		218,379

Technology - 0.1%
Hewlett Packard Enterprise Co., 7.63%, 09/01/2027		2,750		131,285

Utilities - 0.2%
NextEra Energy, Inc., 7.23%, 11/01/2027		8,650		394,008
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $717,124)				743,672

PURCHASED OPTIONS - 0.1%(k)	Notional Amount	Contracts	Value
Call Options - 0.0%(l)			$–
10-Year Forward Interest Rate Swap, Counterparty: J.P. Morgan Securities, Inc., Pay FIXED; Expiration: 08/14/2034; Exercise Rate: 2.38%	$ 641,560	641,560	12,007
FWDP 10Y RTR 2.355 27-NOV-2034, Counterparty: Barclays Capital, Inc., Pay FIXED; Expiration: 11/27/2034; Exercise Rate: 2.36%	678,000	678,000	12,577
Interest Rate Swap - Forward Volatility Agreement 5Y5Y30Y, Counterparty: Barclays Capital, Inc., Pay Floating; Expiration: 06/14/2027; Exercise Rate: 0.00%	775,000	775,000	25,401
USD/Cnh Vanilla 20251104, Counterparty: J.P. Morgan Securities, Inc., Expiration: 11/04/2025; Exercise Price: $7.40	$ 650,000	650,000	4,189

Put Options - 0.1%			$–
BIN29Q0B0, Counterparty: Morgan Stanley, Receive 0; Expiration: 12/15/2025; Exercise Rate: 3.00%	604,000	604,000	8,516
FWDP 10Y RTP 3.000000 15-DEC-2025, Counterparty: Goldman Sachs, Receive 0; Expiration: 12/15/2025; Exercise Rate: 3.00%	453,000	453,000	6,387
FWDP 20Y RTP 2.1 12-FEB-2035, Counterparty: Goldman Sachs, Receive 0; Expiration: 02/12/2035; Exercise Rate: 2.10%	327,000	327,000	45,767
FWDP 20Y RTP 2.1 14-FEB-2035, Counterparty: Morgan Stanley, Receive 0; Expiration: 02/12/2035; Exercise Rate: 2.10%	327,000	327,000	45,767
Interest Rate Swap - Forward Volatility Agreement 5Y5Y30Y, Counterparty: Barclays Capital, Inc., Receive Float; Expiration: 05/25/2027; Exercise Rate: 0.00%	2,436,500	2,436,500	69,943
USD P Jpy C 135.0000 Di 135.0000, Counterparty: Nomura Securities International, Inc., Expiration: 08/21/2025; Exercise Price: $135.00	36,000	36,000	160
TOTAL PURCHASED OPTIONS (Cost $11,196)			230,714

PREFERRED STOCKS - 0.1%		Shares	Value
Financial - 0.1%
Bank of Hawaii Corp., 8.00%, Perpetual (Callable 08/01/2029)		5,875	150,987
TOTAL PREFERRED STOCKS (Cost $146,875)			150,987

SHORT-TERM INVESTMENTS - 2.6%			Value
U.S. Treasury Bills - 2.6%		Par
4.22%, 07/31/2025 (m)		4,800,000	4,732,482
TOTAL SHORT-TERM INVESTMENTS (Cost $4,732,918)			4,732,482

TOTAL INVESTMENTS - 99.1% (Cost $189,137,095)			180,835,690
Money Market Deposit Account - 1.8% (n)(o)			3,354,342
Liabilities in Excess of Other Assets - (0.9)%			(1,582,878)
TOTAL NET ASSETS - 100.0%			$182,607,154
two			–%
Percentages are stated as a percent of net assets.			–%

Par amount is in USD unless otherwise indicated.

ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury
EURIBOR - Euro Interbank Offered Rate
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
USISSO05- 5 Year US Dollar SOFR Swap Rate

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CNY - Chinese Yuan Renminbi
EUR - Euro
GBP - British Pound
IDR - Indonesian Rupiah
INR - Indian Rupee
JPY - Japanese Yen
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
SGD - Singapore Dollar

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $70,587,142 or 38.7% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of March 31, 2025. The fair value of these securities was $670,767 which represented 0.4% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $526,423 or 0.3% of net assets as of March 31, 2025.

(d)	Zero coupon bonds make no periodic interest payments.
(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(g)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

(h)	Interest only security.
(i)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(j)	Rounds to zero.
(k)	Non-income producing security.
(l)	Represents less than 0.05% of net assets.
(m)	The rate shown is the annualized effective yield as of March 31, 2025.
(n)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2025 was 4.24%.

(o)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of March 31, 2025 is $684,285 which represented 0.4% of net assets.

Wilshire Income Opportunities Fund
Schedule of Written Options
March 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.1)%	Notional Amount	Contracts	Value
Call Options - (0.0)% (a)
USD C Try P 47 Eo, Counterparty: Deutsche Bank; Expiration: 11/07/2025; Exercise Price: $47.00	$(355,000)	(355,000)	$(30,930)
USD/Cnh Vanilla 20251104, Counterparty: J.P. Morgan Securities, Inc.; Expiration: 11/04/2025; Exercise Price: $7.65	(650,000)	(650,000)	(1,737)
Total Call Options			(32,667)

Put Options - (0.1)%
10-Year Forward Interest Rate Swap, Counterparty: , Pay SOFR; Expiration: 08/14/2034; Exercise Rate: 5.54%	(641,560)	(641,560)	(22,444)
CDX.NA.HY.43.V1 5YR RTP 104.0000, Counterparty: , Pay 0; Expiration: 05/21/2025; Exercise Rate: 104.00%	(1,134,000)	(1,134,000)	(16,949)
FWDP 10Y RTP 3.250000 15-DEC-2025 Counterparty: ;
Pay 0; Expiration: 12/15/2025; Exercise Rate: 3.25%	(604,000)	(604,000)	(5,088)
Pay 0; Expiration: 12/15/2025; Exercise Rate: 3.25%	(453,000)	(453,000)	(3,816)
FWDP 10Y RTP 3.500000 15-DEC-2025 Counterparty: ;
Pay 0; Expiration: 12/15/2025; Exercise Rate: 3.50%	(453,000)	(453,000)	(2,250)
Pay 0; Expiration: 12/15/2025; Exercise Rate: 3.50%	(604,000)	(604,000)	(3,000)
FWDP 10Y RTP 5.355 27-NOV-2034, Counterparty: , Pay SOFR; Expiration: 11/27/2034; Exercise Rate: 5.36%	(678,000)	(678,000)	(25,487)
FWDP 5Y RTP 3 14-FEB-2035 Counterparty: ;
Pay 0; Expiration: 02/12/2030; Exercise Rate: 3.00%	(982,000)	(982,000)	(28,810)
Pay 0; Expiration: 02/12/2030; Exercise Rate: 3.00%	(982,000)	(982,000)	(28,810)
USD P Try C 38.50000 Eo, Counterparty: Deutsche Bank; Expiration: 05/29/2025; Exercise Price: $38.50	(355,000)	(355,000)	(2,160)
Total Put Options			(138,814)
TOTAL WRITTEN OPTIONS (Premiums received $49,140)			$(171,481)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.

Wilshire Income Opportunities Fund
Schedule of Futures Contracts
March 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Euro-Bund	7	06/06/2025	$975,130	$(15,749)
U.S. Treasury 2 Year Notes	239	06/30/2025	49,514,078	211,986
U.S. Treasury 5 Year Note	234	06/30/2025	25,308,563	292,832
U.S. Treasury Long Bonds	58	06/18/2025	6,802,313	107,501
U.S. Treasury Ultra Bonds	4	06/18/2025	489,000	10,559
				$607,129
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(70)	06/18/2025	$7,988,750	$(130,820)
Canadian 10 Year Government Bonds	(6)	06/19/2025	517,633	(4,051)
Euro-BTP Italian Government Bonds	(9)	06/06/2025	1,143,673	19,211
U.S. Treasury 10 Year Notes	(73)	06/18/2025	8,118,969	(100,370)
U.S. Treasury Long Bonds	(28)	06/18/2025	3,283,875	(33,080)
U.S. Treasury Ultra Bonds	(9)	06/18/2025	1,100,250	(5,317)
				$(254,427)
Net Unrealized Appreciation (Depreciation)				$352,702

Wilshire Income Opportunities Fund
Schedule of Forward Currency Contracts
March 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	04/25/2025	USD	157,357	BRL	910,799	$(1,522)
Bank of America	04/03/2025	USD	45,940	TRY	2,127,000	(9,862)
Barclays Capital, Inc.	04/23/2025	EUR	1,215,000	PLN	5,097,411	357
Barclays Capital, Inc.	04/23/2025	EUR	282,500	USD	306,657	(812)
Barclays Capital, Inc.	04/23/2025	JPY	42,234,036	USD	281,875	430
Barclays Capital, Inc.	04/23/2025	NOK	3,219,654	EUR	281,875	867
Barclays Capital, Inc.	04/23/2025	PLN	5,097,411	EUR	1,215,974	(1,411)
Barclays Capital, Inc.	05/16/2025	USD	1,456	EUR	1,327	17
Barclays Capital, Inc.	06/18/2025	USD	2,509,585	EUR	2,284,228	28,542
Barclays Capital, Inc.	04/23/2025	USD	847,500	JPY	126,238,812	3,682
BNP Paribas Securities Corp.	04/25/2025	BRL	687,600	USD	117,010	2,934
BNP Paribas Securities Corp.	04/25/2025	CLP	319,299,039	USD	339,982	(3,743)
BNP Paribas Securities Corp.	04/25/2025	MXN	1,715,075	USD	83,260	261
BNP Paribas Securities Corp.	06/18/2025	SGD	26,376	USD	19,865	(151)
BNP Paribas Securities Corp.	04/25/2025	USD	99,226	BRL	574,272	(950)
Brown Brothers Harriman Investments LLC	05/16/2025	EUR	3,000	USD	3,270	(18)
Citibank Global Markets, Inc.	06/18/2025	EUR	225,074	NOK	2,626,996	(5,225)
Citibank Global Markets, Inc.	04/25/2025	USD	120,278	BRL	702,160	(2,207)
Citibank Global Markets, Inc.	06/18/2025	USD	916,371	MXN	18,871,288	3,955
Citibank Global Markets, Inc.	06/18/2025	USD	3,767,411	SGD	4,988,580	38,948
Deutsche Bank	11/10/2025	USD	125,418	TRY	5,914,715	3,019
Goldman Sachs	04/23/2025	NOK	3,214,035	EUR	281,875	333
Goldman Sachs	04/03/2025	TRY	2,127,000	USD	45,890	9,911
Goldman Sachs	11/10/2025	TRY	5,907,190	USD	125,418	(3,175)
Goldman Sachs	04/25/2025	USD	123,475	BRL	722,359	(2,533)
Goldman Sachs	01/05/2026	USD	960,398	BRL	5,978,000	(16,906)
Goldman Sachs	04/25/2025	USD	181,505	CLP	171,801,947	588
Goldman Sachs	04/25/2025	USD	700,968	MXN	14,138,902	12,430
HSBC Bank	04/23/2025	EUR	282,500	USD	306,117	(272)
HSBC Bank	04/23/2025	JPY	84,549,816	USD	563,750	1,406
HSBC Bank	06/18/2025	USD	647,329	NZD	1,132,174	3,267
J.P. Morgan Securities, Inc.	06/18/2025	JPY	31,612,223	USD	215,463	(2,813)
J.P. Morgan Securities, Inc.	04/23/2025	NOK	6,413,849	EUR	563,750	(687)
J.P. Morgan Securities, Inc.	06/18/2025	NOK	115,000	USD	10,918	12
J.P. Morgan Securities, Inc.	06/18/2025	USD	2,323,074	EUR	2,114,962	25,881
J.P. Morgan Securities, Inc.	06/18/2025	USD	793,244	GBP	612,889	1,603
Morgan Stanley	04/25/2025	BRL	965,977	USD	167,550	955
Morgan Stanley	06/18/2025	EUR	103,785	USD	113,763	(1,036)
Morgan Stanley	04/25/2025	MXN	2,301,935	USD	112,701	(601)
Morgan Stanley	06/18/2025	USD	1,135,601	AUD	1,803,899	7,689
Morgan Stanley	06/18/2025	USD	1,317,393	CAD	1,898,200	(6,911)
Morgan Stanley	04/25/2025	USD	157,237	CLP	146,371,504	3,100
Morgan Stanley	04/23/2025	USD	1,317,527	EUR	1,206,250	11,597
Morgan Stanley	04/25/2025	USD	1,358	ZAR	25,653	(38)
Royal Bank of Canada Investment Management (USA) Ltd.	04/23/2025	EUR	845,625	NOK	9,661,880	(2,877)
Royal Bank of Canada Investment Management (USA) Ltd.	04/23/2025	MXN	17,047,880	CAD	1,210,000	(11,348)
Royal Bank of Canada Investment Management (USA) Ltd.	04/23/2025	NOK	3,211,148	EUR	281,875	58
Royal Bank of Canada Investment Management (USA) Ltd.	06/18/2025	USD	645,396	JPY	94,204,579	11,698
Royal Bank of Canada Investment Management (USA) Ltd.	04/23/2025	USD	663,018	NOK	7,015,399	(3,810)
Royal Bank of Canada Investment Management (USA) Ltd.	06/18/2025	USD	826,850	NOK	8,820,723	(11,547)
Standard Chartered Securities N.A.	04/25/2025	MXN	1,122,786	USD	56,242	(1,565)
State Street Bank & Trust Co.	04/23/2025	JPY	258,130,808	USD	1,731,875	(6,451)
State Street Bank & Trust Co.	04/25/2025	MXN	1,701,427	USD	84,597	(1,741)
State Street Bank & Trust Co.	04/25/2025	USD	198,066	MXN	4,049,377	869
UBS AG	04/23/2025	EUR	845,625	NOK	9,604,511	2,576
UBS AG	06/18/2025	JPY	58,484,275	USD	394,255	(841)
UBS AG	04/23/2025	NOK	16,627,152	EUR	1,450,625	9,946
UBS AG	04/23/2025	USD	565,000	JPY	84,208,956	2,122
Wells Fargo	04/25/2025	BRL	1,046,086	USD	176,459	6,020
Wells Fargo	04/25/2025	MXN	3,406,385	USD	169,922	(4,038)
Wells Fargo	04/25/2025	USD	90,446	BRL	524,088	(976)
Wells Fargo	04/25/2025	USD	169,194	MXN	3,413,536	2,961
Net Unrealized Appreciation (Depreciation)						$91,967

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CLP - Chilean Peso
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SGD - Singapore Dollar
TRY - Turkish Lira
USD - United States Dollar
ZAR - South African Rand

Wilshire Income Opportunities Fund
Schedule of Centrally Cleared Interest Rate Swap Contracts
March 31, 2025 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Receive	SOFR	3.84%	Monthly	08/16/2044		$256,600	$0	$4,468	$4,468
Receive	SOFR	3.86%	Monthly	11/29/2044		325,000	0	5,211	5,211
Pay	Brazil Cetip DI Interbank Deposit Overnight Rate	14.13%	At Maturity	01/03/2028	BRL	$3,560,239	$(183)	$(7,109)	$(7,292)
Pay	Colombia IBR Overnight Nominal Interbank Reference	8.39%	Quarterly	02/03/2030	COP	1,142,283,000	0	(2,627)	(2,627)
Pay	Colombia IBR Overnight Nominal Interbank Reference	8.37%	Quarterly	02/04/2030	COP	1,142,283,000	0	(2,843)	(2,843)
Total Interest Rate Swaps							$(183)	$(2,900)	$(3,083)

The swaps are centrally cleared. Morgan Stanley is the counterparty for the swaps in the Fund.

SOFR - Secured Overnight Borrowing Rate

BRL - Brazilian Real
COP – Colombian Peso

Wilshire Income Opportunities Fund
Schedule of Credit Default Swap Contracts
March 31, 2025 (Unaudited)

Reference Obligation *	Financing Rate Received (Paid)	Payment Frequency	Rating of Reference Entity	Maturity Date	Notional Amount	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Buy Protection:
CDX.EM.43.V1 (BUY PROTECTION)	(1.00)%	Quarterly	0	06/20/2030	1,900,000	72,288	66,291	5,997
	0.000%					$72,288	$66,291	$5,997
* Centrally cleared swap.

Wilshire Income Opportunities Fund
Schedule of Over the Counter Volatility Swap Contracts
March 31, 2025 (Unaudited)

Reference Entity	Strike	Counterparty	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
12-Month USD/MXN Volatility	14.20%	Goldman Sachs	01/20/2026	$(4,000)	$139
12-Month USD/MXN Volatility	14.50%	Morgan Stanley	02/04/2026	(2,000)	66
6-Month USD/MXN Volatility	13.50%	Morgan Stanley	06/12/2025	(4,000)	25
EUR/USD Volatility	8.40%	Morgan Stanley	02/10/2026	(1,044,000)	11,936
USD/INR Volatility	4.33%	BNP Paribas Securities Corp.	02/10/2026	(1,044,000)	(6,146)
Net Unrealized Appreciation (Depreciation)					$6,020

There are no upfront payments or receipts associated with volatility swaps in the Fund as of March 31, 2025. EUR - Euro INR – Indian Rupee MXN – Mexican Peso

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Wilshire Income Opportunities Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$152,795	$57,116,306	$5,296	$57,274,397
Collateralized Mortgage Obligations	–	42,468,616	–	42,468,616
U.S. Treasury Securities	–	15,273,352	–	15,273,352
Asset-Backed Securities	723,466	13,069,910	271,127	14,064,503
Bank Loans	–	12,666,898	–	12,666,898
Foreign Government Debt Obligations	–	10,078,738	–	10,078,738
Collateralized Loan Obligations	–	7,761,113	250,000	8,011,113
Mortgage-Backed Securities	–	5,825,246	–	5,825,246
Affiliated Registered Investment Companies	5,139,050	–	–	5,139,050
Foreign Government Agency Issues	–	2,610,801	–	2,610,801
Convertible Bonds	–	1,565,121	–	1,565,121
Convertible Preferred Stocks	743,672	–	–	743,672
Purchased Options	–	230,714	–	230,714
Preferred Stocks	150,987	–	–	150,987
U.S. Treasury Bills	–	4,732,482	–	4,732,482
Total Investments	$6,909,970	$173,399,297	$526,423	$180,835,690

Other Financial Instruments:
Futures Contracts*	642,088	–	–	642,088
Forwards*	–	198,032	–	198,032
Credit Default Swaps*	–	5,997	–	5,997
Volatility Swaps*	–	12,166	–	12,166
Interest Rate Swaps*	–	9,679	–	9,679
Total Other Financial Instruments	$642,088	$225,874	$–	$867,962

Liabilities:
Investments:
Written Options	$–	$(171,481)	$–	$(171,481)
Total Investments	$–	$(171,481)	$–	$(171,481)

Other Financial Instruments:
Futures Contracts*	(289,386)	–	–	(289,386)
Forwards*	–	(106,065)	–	(106,065)
Interest Rate Swaps*	–	(12,579)	–	(12,579)
Volatility Swaps*	–	(6,146)	–	(6,146)
Total Other Financial Instruments	$(289,386)	$(124,790)	$–	$(414,176)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of March 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.